Quarterly Holdings Report
for
Strategic Advisers® Fidelity® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2025
TSF-NPRT3-0425
1.9887486.106
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4532% 1/20/2037 (b)(c)(d)	3,615,000	3,623,134
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5403% 7/23/2036 (b)(c)(d)	6,075,000	6,100,594
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4832% 1/20/2037 (b)(c)(d)	2,570,000	2,583,991
TOTAL BAILIWICK OF JERSEY		12,307,719
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	669,845	674,760
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	142,970	145,060
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	560,101	566,628
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (b)	480,315	482,507
TOTAL CANADA		1,868,955
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1814% 4/22/2031 (b)(c)(d)	3,407,000	3,407,572
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	1,187,071	1,187,919
Ares Xlv Clo Ltd Series 2024-45A Class BR, CME Term SOFR 3 month Index + 1.25%, 5.552% 10/15/2030 (b)(c)(d)	5,500,000	5,512,969
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6229% 4/17/2033 (b)(c)(d)	4,748,000	4,754,642
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4904% 1/20/2036 (b)(c)(d)	5,600,000	5,603,176
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3632% 7/18/2034 (b)(c)(d)	4,537,000	4,541,374
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.6119% 8/20/2034 (b)(c)(d)	2,406,000	2,412,994
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.402% 7/15/2035 (b)(c)(d)	4,111,000	4,124,361
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6645% 7/17/2034 (b)(c)(d)	878,000	878,000
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)	1,693,000	1,697,529
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	4,094,000	4,095,613
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.552% 7/15/2036 (b)(c)(d)	3,656,000	3,671,918
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.352% 4/15/2030 (b)(c)(d)	2,000,586	2,001,855
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	763,000	764,262
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3774% 8/8/2032 (b)(c)(d)	1,792,826	1,796,881
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6736% 7/15/2036 (b)(c)(d)	1,614,000	1,615,504
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5432% 4/20/2035 (b)(c)(d)	2,950,000	2,953,499
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4932% 7/20/2032 (b)(c)(d)	3,205,097	3,206,254
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		54,226,322
UNITED STATES - 0.2%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	3,872,470	3,877,869
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	527,000	530,739
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	863,000	868,628
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	5,000,000	5,095,567
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	316,000	321,851
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	822,285	830,358
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	1,767,970	1,778,688
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	1,026,000	1,037,710
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	749,022	753,829
BMW Vehicle Lease Trust Series 2024-1 Class A3, 4.98% 3/25/2027	1,516,000	1,525,243
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/2028	247,000	248,784
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	241,000	244,066
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	3,405,000	3,425,820
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	1,534,000	1,540,471
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	302,000	307,438
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	476,000	483,579
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	2,196,000	2,215,476
CarMax Series 2023-3 Class A3, 5.28% 5/15/2028	1,154,000	1,163,424
Carvana Auto Receivables Trust Series 2024-P4 Class A3, 4.64% 1/10/2030	3,650,000	3,666,849
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	101,768	100,867
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	544,000	550,119
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	2,619,000	2,657,807
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	3,339,000	3,373,434
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	2,080,000	2,107,779
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	2,080,000	2,133,634
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027	748,000	752,556
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	817,000	822,285
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	740,000	748,121
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	2,243,000	2,271,601
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	827,000	831,003
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	498,000	500,741
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	773,000	781,839
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	1,003,000	1,015,426
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	134,000	136,079
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	199,000	202,967
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,310,000	1,319,839
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	1,500,000	1,507,763
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	504,575	506,965
Enterprise Fleet Financing LLC Series 2023-2 Class A2, 5.56% 4/22/2030 (b)	924,622	931,400
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	364,539	371,062
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	1,611,992	1,625,239
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	2,415,000	2,444,177
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	991,000	993,397
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	2,765,000	2,789,412
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	595,683	599,843
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	424,000	432,692
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2342% 10/15/2034 (b)(c)(d)	5,500,000	5,500,000
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	1,409,000	1,379,140
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	982,000	989,554
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	1,895,000	1,907,170
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	986,000	990,980
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	3,118,000	3,172,745
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 5.0886% 4/15/2029 (b)(c)(d)	4,000,000	4,022,805
GM Financial Automobile Leasing Trust Series 2023-2 Class A3, 5.05% 7/20/2026	689,417	690,842
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	282,000	284,506
Gm Financial Leasing Trust 2024-1 Series 2024-1 Class A3, 5.09% 3/22/2027	2,671,000	2,685,412
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	141,000	141,501
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4886% 6/15/2028 (b)(c)(d)	5,000,000	5,048,428
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (b)	1,104,000	1,116,136
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	6,264,000	6,346,030
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,055,000	1,063,226
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	2,719,000	2,746,710
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	1,363,000	1,372,458
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	1,108,000	1,120,453
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	285,000	287,503
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	577,000	582,453
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	3,371,000	3,400,837
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5432% 7/20/2036 (b)(c)(d)	4,000,000	4,010,972
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	593,000	603,658
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	93,500	93,872
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	714,000	723,747
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	3,874,000	3,866,625
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	931,000	941,813
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	1,063,000	1,074,038
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	545,399	546,035
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	760,000	762,597
Porsche Financial Auto Securitization Trust Series 2024-1A Class A3, 4.44% 1/22/2030 (b)	5,500,000	5,518,804
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	674,000	679,629
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	3,160,000	3,160,122
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	405,000	406,444
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	631,000	638,926
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	625,000	625,815
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	1,579,000	1,593,365
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	627,000	630,662
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	359,000	364,262
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	1,811,000	1,826,681
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	224,573	225,265
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	1,642,749	1,652,413
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	1,216,000	1,224,559
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	1,484,000	1,494,624
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	421,218	425,258
Verizon Master Trust Series 2023-2 Class A, 4.89% 4/13/2028	1,189,000	1,190,171
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,573,000	1,589,169
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	4,600,000	4,635,705
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	1,708,000	1,719,270
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	699,000	703,098
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	4,570,000	4,600,922
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	301,000	300,377
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	2,470,000	2,502,091
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	1,123,217	1,142,340
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	3,084,615	3,119,369
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 5.3137% 6/21/2039 (b)(c)(d)	1,886,000	1,897,076
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	3,185,000	3,202,413
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	1,017,000	1,033,182
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	2,240,000	2,254,324
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	173,000	174,254
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	1,644,000	1,666,743
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	1,490,000	1,508,165
TOTAL UNITED STATES		173,602,180
TOTAL ASSET-BACKED SECURITIES (Cost $240,428,320)		242,005,176

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Citizens Bank NA/Providence RI 2.25% 4/28/2025	3,000,000	2,988,636
Morgan Stanley Bank NA 0% 7/14/2028 (c)	3,117,000	3,142,553
Truist Bank 1.5% 3/10/2025	2,000,000	1,998,820
		8,130,009
Capital Markets - 0.0%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c)	3,500,000	3,524,455
TOTAL FINANCIALS		11,654,464

TOTAL BANK NOTES (Cost $11,599,107)		11,654,464

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	404,096	395,856
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	238,648	235,737
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	31,614	31,217
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	45,761	44,627
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	1,442,518	1,390,133
TOTAL UNITED STATES		2,097,570
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,052,865)		2,097,570

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	1,441,579	1,423,055
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	388,070	388,192
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	778,000	778,486
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)	4,733,386	4,739,302
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	150,242	149,303
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	576,000	573,029
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	3,378,311	3,371,976
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	337,956	338,695
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	2,887,000	2,886,098
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(c)	3,650,262	3,657,106
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2765% 11/15/2038 (b)(c)(d)	2,571,895	2,567,073
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	620,000	619,225
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	3,553,418	3,544,535
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	1,559,547	1,561,497
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	2,813,967	2,818,364
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	1,281,000	1,278,593
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	3,846,000	3,841,194
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A3, 3.5438% 11/15/2048	1,302,380	1,296,161
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	5,353,768	5,335,366
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	124,723	120,331
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	2,099,231	2,068,896
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	2,300,000	2,285,645
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6071% 5/15/2039 (b)(c)(d)	2,500,000	2,450,000
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	173,933	174,694
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.003% 7/15/2036 (b)(c)(d)	107,132	106,663
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	120,142	119,917
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	1,534,000	1,534,483
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	1,775,000	1,781,687
TOTAL UNITED STATES		51,809,566
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $51,430,827)		51,809,566

Common Stocks - 48.8%
	Shares	Value ($)
AUSTRIA - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	491,813	16,142,165
Containers & Packaging - 0.0%
Mayr Melnhof Karton AG	40,600	3,546,202
TOTAL AUSTRIA		19,688,367
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	464,900	8,870,292
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	402,520	3,022,925
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	852,191	55,494,678
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	1,034,700	194,865,975
BERMUDA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nt Butterfield & Son Ltd/The (United States)	49,522	1,921,454
Insurance - 0.0%
RenaissanceRe Holdings Ltd	129,786	30,839,749
TOTAL BERMUDA		32,761,203
BRAZIL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (e)	10,054	21,333,281
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Atacadao SA	2,503,546	3,082,844
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hypera SA	1,779,100	5,756,432
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	324,400	22,357,648
TOTAL BRAZIL		52,530,205
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	160,329	6,147,014
CANADA - 0.8%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Mty Food Group Inc (f)	138,000	4,244,686
Restaurant Brands International Inc	697,200	45,482,451
		49,727,137
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	114,100	6,163,411
TOTAL CONSUMER DISCRETIONARY		55,890,548

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc	1,715,700	85,301,746
Metro Inc/CN	216,100	14,297,627
		99,599,373
Food Products - 0.0%
Sunopta Inc (United States) (e)	1,186,055	7,436,565
TOTAL CONSUMER STAPLES		107,035,938

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Africa Oil Corp	9,766,700	12,961,510
Athabasca Oil Corp (e)	15,458,300	50,859,864
Canadian Natural Resources Ltd (United States)	2,092,500	59,154,975
Cenovus Energy Inc	754,480	10,435,213
Imperial Oil Ltd (f)	3,654,700	247,789,545
Imperial Oil Ltd (United States) (f)	979,400	66,442,496
MEG Energy Corp	4,338,925	67,539,375
Parex Resources Inc	1,913,900	18,652,836
Parkland Corp (f)	805,600	19,834,437
South Bow Corp	536,300	14,271,678
		567,941,929
Financials - 0.0%
Insurance - 0.0%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	38,155	54,856,433
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (e)	1,079,874	39,976,935
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (e)	614,700	35,541,493
Information Technology - 0.0%
Software - 0.0%
Open Text Corp	121,300	3,132,378
Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd (United States) (f)	1,166,300	61,067,468
Metals & Mining - 0.0%
Teck Resources Ltd Class B (United States)	214,900	8,666,917
Paper & Forest Products - 0.0%
Stella-Jones Inc	54,800	2,620,400
TOTAL MATERIALS		72,354,785

Utilities - 0.0%
Gas Utilities - 0.0%
Brookfield Infrastructure Corp (United States) (f)	937,947	37,555,398
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (f)	63,507	1,768,670
TOTAL UTILITIES		39,324,068

TOTAL CANADA		976,054,507
CHINA - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
PDD Holdings Inc Class A ADR (e)	170,200	19,350,038
Textiles, Apparel & Luxury Goods - 0.0%
Shenzhou International Group Holdings Ltd	501,200	3,670,496
TOTAL CONSUMER DISCRETIONARY		23,020,534

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Hengan International Group Co Ltd	414,000	1,162,532
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
China Petroleum & Chemical Corp H Shares	5,988,000	3,190,753
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	4,280,000	10,784,700
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Qingdao Port International Co Ltd H Shares (b)(g)	4,142,814	3,232,859
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Kingboard Holdings Ltd	707,000	1,998,330
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	513,273	110,656,526
TOTAL INFORMATION TECHNOLOGY		112,654,856

Utilities - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd	554,200	1,866,300
TOTAL CHINA		155,912,534
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (e)	3,650,900	34,647,905
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (e)	132,000	20,668,560
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	429,500	38,934,175
TOTAL DENMARK		59,602,735
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (e)	292,949	8,756,246
FRANCE - 0.1%
Communication Services - 0.0%
Media - 0.0%
IPSOS SA	62,600	3,109,237
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
AKWEL SADIR	5,700	42,218
Cie Generale des Etablissements Michelin SCA Series B	108,900	3,870,471
		3,912,689
Specialty Retail - 0.0%
Maisons du Monde SA (b)(f)(g)	415,000	1,515,360
TOTAL CONSUMER DISCRETIONARY		5,428,049

Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA	305,900	32,763,844
Food Products - 0.0%
Societe LDC SADIR	20,718	1,451,557
TOTAL CONSUMER STAPLES		34,215,401

Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA (e)	172,300	3,344,139
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies SE ADR	297,920	17,943,722
TOTAL ENERGY		21,287,861

Financials - 0.0%
Capital Markets - 0.0%
Antin Infrastructure Partners SA	208,726	2,442,367
Industrials - 0.1%
Aerospace & Defense - 0.1%
Airbus SE	344,798	59,747,734
Ground Transportation - 0.0%
Stef SA	52,034	7,330,140
TOTAL INDUSTRIALS		67,077,874

Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE	94,100	14,612,380
Sopra Steria Group	87,680	13,861,519
		28,473,899
Software - 0.0%
Dassault Systemes SE	438,510	17,388,923
TOTAL INFORMATION TECHNOLOGY		45,862,822

TOTAL FRANCE		179,423,611
GERMANY - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Deutsche Telekom AG	2,995,600	108,103,133
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Group AG	60,500	3,762,553
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (e)	190,300	9,416,044
TOTAL CONSUMER DISCRETIONARY		13,178,597

Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (e)	788,200	89,003,544
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Takkt AG	398,854	3,285,184
Machinery - 0.0%
JOST Werke SE (b)(g)	89,100	4,445,782
Norma Group SE	85,768	1,366,601
		5,812,383
Trading Companies & Distributors - 0.0%
Brenntag SE	60,200	3,980,720
TOTAL INDUSTRIALS		13,078,287

Information Technology - 0.2%
Software - 0.2%
SAP SE ADR (f)	652,955	179,562,625
TOTAL GERMANY		402,926,186
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	140,658	1,593,655
GREECE - 0.1%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Autohellas Tourist and Trading SA	196,880	2,168,959
Specialty Retail - 0.0%
JUMBO SA	555,260	15,287,013
TOTAL CONSUMER DISCRETIONARY		17,455,972

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Sarantis SA	278,008	3,656,805
Financials - 0.1%
Banks - 0.1%
Eurobank Ergasias Services and Holdings SA	14,454,870	37,713,834
National Bank of Greece SA	243,200	2,251,378
Piraeus Financial Holdings SA	4,180,546	19,739,921
		59,705,133
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	87,400	3,218,586
TOTAL GREECE		84,036,496
HONG KONG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	1,026,000	278,678
Financials - 0.0%
Consumer Finance - 0.0%
Aeon Credit Service Asia Co Ltd	3,004,000	2,307,484
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dawnrays Pharmaceutical Holdings Ltd	2,002,000	303,596
TOTAL HONG KONG		2,889,758
INDIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Oil & Natural Gas Corp Ltd	824,100	2,138,976
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd	638,771	12,726,442
Industrials - 0.0%
Professional Services - 0.0%
WNS Holdings Ltd ADR	404,699	23,015,233
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Redington Ltd	2,251,788	5,796,613
TOTAL INDIA		43,677,264
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC	4,066,500	28,565,567
Bank of Ireland Group PLC	445,600	5,241,837
		33,807,404
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV	72,000	7,423,199
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	44,815	15,618,028
TOTAL IRELAND		56,848,631
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (e)	102,810	4,381,762
Max Stock Ltd	367,700	1,431,711
		5,813,473
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (e)(f)	31,760	7,596,357
Software - 0.0%
Cellebrite DI Ltd (e)	463,600	8,604,416
TOTAL INFORMATION TECHNOLOGY		16,200,773

TOTAL ISRAEL		22,014,246
ITALY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Brembo NV	472,600	4,728,476
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	161,100	6,808,962
Davide Campari-Milano NV (f)	1,764,400	10,533,210
		17,342,172
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	495,000	5,494,324
TOTAL CONSUMER STAPLES		22,836,496

Financials - 0.0%
Capital Markets - 0.0%
Banca Generali SpA	165,420	8,588,502
Financial Services - 0.0%
BFF Bank SpA (b)(g)	711,400	5,944,355
TOTAL FINANCIALS		14,532,857

Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR (f)	123,750	6,005,588
TOTAL ITALY		48,103,417
JAPAN - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Daikyonishikawa Corp	619,300	2,553,131
Broadline Retail - 0.0%
ASKUL Corp	198,600	2,098,941
Distributors - 0.0%
Arata Corp	146,400	3,075,970
Household Durables - 0.0%
FJ Next Holdings Co Ltd	114,900	914,558
Specialty Retail - 0.0%
ARCLANDS CORP (f)	293,500	3,169,075
TOTAL CONSUMER DISCRETIONARY		11,811,675

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Belc Co Ltd	10,700	470,794
G-7 Holdings Inc	439,100	3,822,532
YAKUODO Holdings Co Ltd	41,300	504,452
		4,797,778
Food Products - 0.0%
Pickles Holdings Co Ltd (f)	132,000	848,481
S Foods Inc	207,700	3,285,034
		4,133,515
Household Products - 0.0%
Transaction Co Ltd	50,400	722,855
TOTAL CONSUMER STAPLES		9,654,148

Financials - 0.0%
Financial Services - 0.0%
Zenkoku Hosho Co Ltd	97,000	3,629,972
Industrials - 0.0%
Air Freight & Logistics - 0.0%
AZ-COM MARUWA Holdings Inc (f)	665,200	5,320,278
Building Products - 0.0%
Nihon Dengi Co Ltd	77,000	1,919,058
Nihon Flush Co Ltd	97,378	519,900
		2,438,958
Commercial Services & Supplies - 0.0%
Green Cross Holdings Co Ltd	28,400	214,168
Prestige International Inc	528,310	2,488,670
		2,702,838
Construction & Engineering - 0.0%
Raiznext Corp	206,100	2,166,719
Machinery - 0.0%
Daiwa Industries Ltd	325,400	3,556,480
Professional Services - 0.0%
Altech Corp	59,000	982,050
Creek & River Co Ltd	91,800	1,023,161
Persol Holdings Co Ltd	1,919,100	3,003,680
Quick Co Ltd	180,800	2,263,616
Will Group Inc	187,400	1,235,108
		8,507,615
Trading Companies & Distributors - 0.0%
Chori Co Ltd	70,700	1,463,919
ITOCHU Corp	212,200	9,377,615
Mitani Corp	273,800	3,632,547
Totech Corp	98,000	1,582,713
		16,056,794
TOTAL INDUSTRIALS		40,749,682

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Daiwabo Holdings Co Ltd	262,260	4,536,670
Maruwa Co Ltd/Aichi	15,500	3,500,474
Riken Keiki Co Ltd	36,400	685,091
		8,722,235
IT Services - 0.0%
Avant Group Corp	185,100	2,287,423
DTS Corp	112,300	3,152,525
TDC Soft Inc	291,400	2,496,032
		7,935,980
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	211,200	11,835,008
Allegro MicroSystems Inc (e)	589,890	13,154,547
Renesas Electronics Corp	1,043,200	17,417,794
SUMCO Corp	1,038,520	7,946,908
		50,354,257
Software - 0.0%
Cresco Ltd	607,200	4,762,131
System Research Co Ltd	294,000	3,176,210
		7,938,341
Technology Hardware, Storage & Peripherals - 0.0%
MCJ Co Ltd	689,000	6,220,065
TOTAL INFORMATION TECHNOLOGY		81,170,878

Materials - 0.0%
Chemicals - 0.0%
C Uyemura & Co Ltd	56,000	3,839,157
Construction Materials - 0.0%
Vertex Corp/Japan	34,500	411,935
TOTAL MATERIALS		4,251,092

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arealink Co Ltd	173,000	2,410,996
Utilities - 0.0%
Electric Utilities - 0.0%
Kansai Electric Power Co Inc/The	953,800	11,037,021
TOTAL JAPAN		164,715,464
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	41,065	617,399
Consumer Staples - 0.0%
Tobacco - 0.0%
KT&G Corp	91,269	6,135,984
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InBody Co Ltd	31,800	513,019
Value Added Technology Co Ltd	80,700	1,120,895
Vieworks Co Ltd	119,600	1,781,743
		3,415,657
Industrials - 0.0%
Machinery - 0.0%
Hy-Lok Corp	73,416	1,441,379
Professional Services - 0.0%
e-Credible Co Ltd	47,700	432,667
TOTAL INDUSTRIALS		1,874,046

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
MAKUS Inc	287,084	1,832,459
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	176,950	6,627,724
TOTAL INFORMATION TECHNOLOGY		8,460,183

Materials - 0.0%
Chemicals - 0.0%
Soulbrain Co Ltd	34,840	4,466,834
TOTAL KOREA (SOUTH)		24,970,103
MALAYSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	2,007,400	1,653,918
MEXICO - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV Series B	58,900	1,017,038
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	1,272,200	1,601,237
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	5,679	505,033
TOTAL MEXICO		3,123,308
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	105,639	4,209,714
NETHERLANDS - 0.2%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	1,710,883	47,603,409
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	110,100	2,186,021
Financials - 0.0%
Capital Markets - 0.0%
Van Lanschot Kempen NV depository receipt	5,800	275,562
Insurance - 0.0%
ASR Nederland NV	102,900	5,424,695
NN Group NV	94,259	4,769,688
		10,194,383
TOTAL FINANCIALS		10,469,945

Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (e)	128,300	80,145,161
Merus NV (e)(f)	714,540	33,647,689
uniQure NV (e)	348,400	4,581,460
		118,374,310
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV depository receipt	437,965	11,400,229
TOTAL HEALTH CARE		129,774,539

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	33,600	23,825,088
BE Semiconductor Industries NV	148,443	16,384,254
		40,209,342
TOTAL NETHERLANDS		230,243,256
NORWAY - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (b)(g)	984,481	7,079,893
Financials - 0.0%
Banks - 0.0%
SpareBank 1 Nord Norge	45,200	532,690
Sparebank 1 Oestlandet (f)	266,020	3,879,070
		4,411,760
Industrials - 0.0%
Construction & Engineering - 0.0%
Multiconsult ASA (b)(g)	45,600	736,836
Norconsult Norge AS	234,600	873,764
		1,610,600
TOTAL NORWAY		13,102,253
PHILIPPINES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	2,929,000	605,716
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	3,932,600	64,850,360
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA (f)	224,580	1,910,338
TOTAL PORTUGAL		66,760,698
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (e)	978,940	6,568,687
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	704,100	13,708,827
Popular Inc	30,570	3,070,145
		16,778,972
Financial Services - 0.0%
EVERTEC Inc	1,299,956	48,540,358
TOTAL FINANCIALS		65,319,330

TOTAL PUERTO RICO		71,888,017
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	1,687,200	2,026,063
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)(g)	1,038,400	36,991,876
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
CIE Automotive SA	441,080	10,363,606
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	4,661,500	29,922,905
Bankinter SA	388,200	3,758,795
		33,681,700
Insurance - 0.0%
Grupo Catalana Occidente SA	68,340	2,832,155
TOTAL FINANCIALS		36,513,855

Health Care - 0.0%
Pharmaceuticals - 0.0%
Faes Farma SA	112,111	388,436
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Logista Integral SA (f)	260,900	7,496,856
TOTAL SPAIN		91,754,629
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	384,246	37,406,348
Industrials - 0.0%
Building Products - 0.0%
Inwido AB	67,800	1,279,542
Electrical Equipment - 0.0%
AQ Group AB	767,500	11,867,021
Machinery - 0.0%
Beijer Alma AB B Shares	232,520	4,284,530
Trading Companies & Distributors - 0.0%
Alligo AB B Shares	43,100	558,009
Momentum Group AB B Shares	81,200	1,387,635
		1,945,644
TOTAL INDUSTRIALS		19,376,737

TOTAL SWEDEN		56,783,085
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG (United States) (f)	1,120,745	38,430,346
Vontobel Holding AG	27,634	2,029,054
		40,459,400
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG (e)	135,090	16,448,081
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A (f)	4,612	1,026,648
TOTAL SWITZERLAND		57,934,129
TAIWAN - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Thinking Electronic Industrial Co Ltd	202,000	1,012,331
Semiconductors & Semiconductor Equipment - 0.3%
Silicon Motion Technology Corp ADR	49,860	2,797,146
Sitronix Technology Corp	21,000	138,729
Taiwan Semiconductor Manufacturing Co Ltd	7,880,000	239,534,042
Taiwan Semiconductor Manufacturing Co Ltd ADR	415,500	75,010,215
Topco Scientific Co Ltd	574,455	5,155,858
		322,635,990
Technology Hardware, Storage & Peripherals - 0.0%
TSC Auto ID Technology Co Ltd	48,290	318,276
TOTAL TAIWAN		323,966,597
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (e)	185,443	37,097,872
UNITED KINGDOM - 0.7%
Communication Services - 0.0%
Media - 0.0%
WPP PLC	720,000	5,840,722
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
B&M European Value Retail SA	2,635,100	9,204,901
Distributors - 0.0%
Inchcape PLC	1,685,089	14,392,583
Diversified Consumer Services - 0.0%
ME Group International PLC	470,283	1,136,995
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (e)	66,535	18,669,056
Hollywood Bowl Group PLC	696,700	2,304,876
		20,973,932
Household Durables - 0.1%
Barratt Redrow PLC	1,281,125	6,876,386
Berkeley Group Holdings PLC	434,397	19,766,857
Vistry Group PLC (e)	750,563	5,782,816
		32,426,059
Specialty Retail - 0.0%
Dunelm Group PLC	160,500	1,965,428
JD Sports Fashion PLC	13,606,954	13,360,896
Pets at Home Group Plc	3,143,500	9,300,299
		24,626,623
TOTAL CONSUMER DISCRETIONARY		102,761,093

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	885,600	76,391,856
Diageo PLC	1,741,500	47,383,389
Diageo PLC ADR	486,405	52,930,592
		176,705,837
Food Products - 0.0%
Nomad Foods Ltd	581,700	10,994,130
Tobacco - 0.0%
British American Tobacco PLC ADR	656,900	25,573,117
Imperial Brands PLC	172,700	6,077,125
		31,650,242
TOTAL CONSUMER STAPLES		219,350,209

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	1,640,961	48,309,892
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	184,200	9,219,369
London Stock Exchange Group PLC	218,203	32,627,381
Rathbones Group PLC	654,340	13,235,356
		55,082,106
Insurance - 0.0%
Direct Line Insurance Group PLC	10,175,168	35,530,979
TOTAL FINANCIALS		90,613,085

Health Care - 0.2%
Biotechnology - 0.0%
Autolus Therapeutics PLC ADR (e)(f)	879,930	1,522,279
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	3,052,420	232,624,928
TOTAL HEALTH CARE		234,147,207

Industrials - 0.1%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	357,000	1,815,142
Rolls-Royce Holdings PLC (e)	4,687,600	44,252,857
		46,067,999
Commercial Services & Supplies - 0.0%
Mitie Group PLC	2,765,453	4,049,164
Industrial Conglomerates - 0.0%
DCC PLC	335,900	22,647,534
Machinery - 0.0%
Bodycote PLC	257,376	2,075,258
Passenger Airlines - 0.0%
JET2 PLC	391,696	6,922,637
Professional Services - 0.0%
Wilmington PLC	114,400	490,712
Trading Companies & Distributors - 0.0%
RS GROUP PLC	2,114,491	16,224,891
TOTAL INDUSTRIALS		98,478,195

Information Technology - 0.0%
Software - 0.0%
Sage Group PLC/The	1,468,500	23,367,411
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Savills PLC	418,900	5,480,117
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC	11,360,420	139,542,174
TOTAL UNITED KINGDOM		967,890,105
UNITED STATES - 45.7%
Communication Services - 3.5%
Diversified Telecommunication Services - 0.1%
AT&T Inc	2,141,290	58,692,759
Cogent Communications Holdings Inc	91,990	6,721,709
GCI Liberty Inc Class A (e)(h)	206,400	2
Iridium Communications Inc	126,000	3,976,560
Verizon Communications Inc	964,201	41,557,063
		110,948,093
Entertainment - 0.7%
Cinemark Holdings Inc (f)	235,230	6,024,240
Electronic Arts Inc	30,880	3,987,226
IMAX Corp (e)(f)	668,500	17,113,600
Liberty Media Corp-Liberty Formula One Class C (e)	289,100	27,877,913
Live Nation Entertainment Inc (e)	345,700	49,559,552
Netflix Inc (e)	327,326	320,962,783
Playtika Holding Corp	49,218	259,870
ROBLOX Corp Class A (e)	602,687	38,355,001
Roku Inc Class A (e)	99,000	8,267,490
Spotify Technology SA (e)	88,100	53,565,681
TKO Group Holdings Inc Class A	232,100	34,963,544
Walt Disney Co/The	3,817,741	434,458,926
		995,395,826
Interactive Media & Services - 2.3%
Alphabet Inc Class A	3,641,774	620,121,277
Alphabet Inc Class C	8,152,974	1,404,105,183
Bumble Inc Class A (e)	445,100	2,314,520
Cars.com Inc (e)	613,800	8,102,160
IAC Inc Class A (e)	276,326	12,771,788
Meta Platforms Inc Class A	1,999,347	1,335,963,665
QuinStreet Inc (e)	113,580	2,223,896
Reddit Inc Class A	132,600	21,452,028
Snap Inc Class A (e)	3,900,281	39,977,880
Yelp Inc Class A (e)	166,497	5,712,512
ZoomInfo Technologies Inc (e)	645,700	7,528,862
		3,460,273,771
Media - 0.4%
Comcast Corp Class A	13,771,538	494,122,783
Liberty Broadband Corp Class A (e)	257,025	20,955,248
Liberty Broadband Corp Class C (e)	132,300	10,882,998
Magnite Inc (e)	65,280	1,029,465
New York Times Co/The Class A	617,229	29,682,543
News Corp Class A	46,545	1,332,118
News Corp Class B	13,773	444,592
Nexstar Media Group Inc	15,165	2,565,160
Sirius XM Holdings Inc (f)	46,357	1,121,376
TEGNA Inc	411,663	7,492,267
Thryv Holdings Inc (e)	460,545	7,939,796
		577,568,346
Wireless Telecommunication Services - 0.0%
Gogo Inc (e)(f)	774,400	5,676,352
T-Mobile US Inc	31,139	8,397,877
		14,074,229
TOTAL COMMUNICATION SERVICES		5,158,260,265

Consumer Discretionary - 3.7%
Automobile Components - 0.0%
Adient PLC (e)	556,100	8,803,063
BorgWarner Inc	109,587	3,262,405
Gentex Corp	572,872	13,932,247
Gentherm Inc (e)	81,930	2,710,244
LCI Industries	114,650	11,902,963
Lear Corp	256,128	24,073,471
Modine Manufacturing Co (e)	183,218	15,492,914
Patrick Industries Inc (f)	264,100	23,927,460
		104,104,767
Automobiles - 0.3%
Ford Motor Co	1,110,567	10,605,915
General Motors Co	825,321	40,548,021
Harley-Davidson Inc (f)	407,100	10,486,896
Rivian Automotive Inc Class A (e)(f)	789,700	9,350,048
Tesla Inc (e)	1,195,100	350,140,398
		421,131,278
Broadline Retail - 1.0%
Amazon.com Inc (e)	6,504,487	1,380,772,501
eBay Inc	115,900	7,503,366
Etsy Inc (e)	204,300	10,458,117
Macy's Inc	1,442,900	20,705,615
		1,419,439,599
Distributors - 0.0%
LKQ Corp	734,800	31,001,212
Diversified Consumer Services - 0.2%
ADT Inc (f)	1,452,050	11,892,290
Adtalem Global Education Inc (e)	53,249	5,447,905
Carriage Services Inc	306,653	12,299,852
European Wax Center Inc Class A (e)	392,640	2,552,160
Frontdoor Inc (e)	190,425	8,660,529
Graham Holdings Co Class B	346	340,383
Grand Canyon Education Inc (e)	53,700	9,656,334
H&R Block Inc (f)	2,358,600	128,567,286
Laureate Education Inc (e)	3,781,821	75,409,511
Perdoceo Education Corp	153,616	3,932,570
Service Corp International/US	1,231,132	99,721,692
		358,480,512
Hotels, Restaurants & Leisure - 0.7%
Airbnb Inc Class A (e)	396,300	55,034,181
Aramark	606,100	22,456,005
Booking Holdings Inc (q)	40,567	203,484,478
Boyd Gaming Corp	13,149	1,002,743
Brinker International Inc (e)	79,894	13,168,928
Caesars Entertainment Inc (e)	426,300	14,161,686
Carnival Corp (e)	554,560	13,270,621
Churchill Downs Inc	352,400	41,759,400
Darden Restaurants Inc	34,961	7,008,282
Domino's Pizza Inc	144,517	70,771,420
DoorDash Inc Class A (e)	103,880	20,613,947
DraftKings Inc Class A (e)	758,500	33,267,810
Dutch Bros Inc Class A (e)	614,150	48,616,114
Expedia Group Inc Class A	188,810	37,376,828
Hilton Grand Vacations Inc (e)(f)	835,400	35,838,660
Hilton Worldwide Holdings Inc	111,236	29,473,091
International Game Technology PLC	901,530	15,984,127
Life Time Group Holdings Inc (e)	27,439	835,792
Light & Wonder Inc Class A (e)	28,526	3,180,078
Marriott International Inc/MD Class A1	474,800	133,157,660
Marriott Vacations Worldwide Corp	21,312	1,607,777
McDonald's Corp	40,653	12,534,539
MGM Resorts International (e)	600,835	20,885,025
Noodles & Co Class A (e)	369,360	524,491
Red Rock Resorts Inc Class A	313,660	15,673,590
Starbucks Corp	542,902	62,873,481
Sweetgreen Inc Class A (e)	120,450	2,741,442
Travel + Leisure Co	5,130	286,356
Wingstop Inc	39,800	9,344,244
Yum! Brands Inc	389,000	60,827,930
		987,760,726
Household Durables - 0.3%
Cavco Industries Inc (e)	73,656	38,634,782
DR Horton Inc	219,755	27,867,132
Garmin Ltd	73,770	16,888,166
Helen of Troy Ltd (e)	188,100	10,351,143
Installed Building Products Inc (f)	102,207	17,518,280
KB Home	51,920	3,167,120
Leggett & Platt Inc	89,819	823,639
Lennar Corp Class A	159,238	19,049,642
LGI Homes Inc (e)	39,550	2,904,157
M/I Homes Inc (e)	23,552	2,758,645
Mohawk Industries Inc (e)	71,061	8,356,063
Newell Brands Inc	645,106	4,141,581
PulteGroup Inc	617,374	63,762,387
SharkNinja Inc (e)	130,500	13,714,245
Somnigroup International Inc (f)	910,509	58,163,315
Taylor Morrison Home Corp (e)	89,494	5,516,410
Toll Brothers Inc	409,041	45,665,337
TopBuild Corp (e)	163,265	50,022,763
Tri Pointe Homes Inc (e)	562,545	17,810,175
Whirlpool Corp (f)	186,652	18,999,307
		426,114,289
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares (f)	72,400	2,870,978
Brunswick Corp/DE	351,000	21,358,350
Latham Group Inc (e)	346,780	2,049,470
		26,278,798
Specialty Retail - 0.9%
Abercrombie & Fitch Co Class A (e)	67,059	6,906,406
Academy Sports & Outdoors Inc (f)	993,735	49,279,319
Advance Auto Parts Inc (f)	259,000	9,557,100
America's Car-Mart Inc/TX (e)	69,990	2,929,781
American Eagle Outfitters Inc	387,554	5,073,082
Bath & Body Works Inc	671,157	24,316,018
Boot Barn Holdings Inc (e)	235,945	28,886,746
Buckle Inc/The	67,756	2,713,628
Caleres Inc (f)	228,293	3,689,215
Camping World Holdings Inc Class A	241,520	4,707,225
Carvana Co Class A (e)	184,564	43,021,868
Chewy Inc Class A (e)	636,236	23,706,153
Dick's Sporting Goods Inc	260,272	58,587,227
Floor & Decor Holdings Inc Class A (e)	93,900	9,073,557
Foot Locker Inc (e)	456,800	7,911,776
Gap Inc/The	454,981	10,287,120
Home Depot Inc/The	233,100	92,447,460
Lowe's Cos Inc (q)	1,897,096	471,693,950
Monro Inc (f)	73,899	1,316,141
Murphy USA Inc	244,659	114,803,790
RH (e)	63,535	20,462,717
Ross Stores Inc	1,306,513	183,329,905
TJX Cos Inc/The	365,819	45,639,578
Ulta Beauty Inc (e)	243,261	89,121,100
Williams-Sonoma Inc	48,100	9,359,298
		1,318,820,160
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (e)	690,287	15,172,508
Carter's Inc (f)	55,155	2,276,247
Crocs Inc (e)	468,260	46,624,648
Kontoor Brands Inc	294,714	19,168,199
Levi Strauss & Co Class A	586,000	10,530,420
NIKE Inc Class B	1,121,000	89,041,030
Oxford Industries Inc (f)	108,700	6,742,661
PVH Corp	829,427	62,074,317
Rocky Brands Inc (f)	294,812	5,996,476
Skechers USA Inc Class A (e)	154,500	9,422,955
Tapestry Inc	1,545,679	132,031,900
VF Corp (f)	737,842	18,394,401
Wolverine World Wide Inc	1,114,800	16,487,892
		433,963,654
TOTAL CONSUMER DISCRETIONARY		5,527,094,995

Consumer Staples - 2.8%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (e)	34,866	8,499,285
Coca-Cola Co/The	6,328,493	450,651,987
Coca-Cola Consolidated Inc	16,587	23,505,769
Constellation Brands Inc Class A	329,702	57,862,701
Keurig Dr Pepper Inc	8,625,227	289,117,609
Molson Coors Beverage Co Class B	210,223	12,884,568
Monster Beverage Corp (e)	229,200	12,525,780
National Beverage Corp	58,217	2,318,783
PepsiCo Inc	285,600	43,831,032
Primo Brands Corp Class A	1,461,070	49,223,448
		950,420,962
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc	929,059	19,547,401
BJ's Wholesale Club Holdings Inc (e)	876,451	88,749,428
Casey's General Stores Inc	31,800	13,171,878
Costco Wholesale Corp	289,468	303,539,039
Dollar Tree Inc (e)	13,726	1,000,076
Ingles Markets Inc Class A	32,984	2,026,537
Kroger Co/The	1,038,800	67,335,016
Performance Food Group Co (e)	1,984,611	168,969,781
PriceSmart Inc	58,507	5,229,941
Sysco Corp	468,455	35,387,091
Target Corp	1,138,162	141,405,247
US Foods Holding Corp (e)	2,684,046	192,392,417
Walmart Inc (q)	4,727,630	466,191,595
Weis Markets Inc (f)	38,229	2,828,181
		1,507,773,628
Food Products - 0.2%
Armanino Foods of Distinction Inc	472,800	3,626,376
Bunge Global SA	198,300	14,711,877
Conagra Brands Inc	158,764	4,054,833
Darling Ingredients Inc (e)	126,050	4,549,145
Flowers Foods Inc (f)	412,175	7,724,160
Freshpet Inc (e)	100,600	10,767,218
General Mills Inc	63,766	3,865,495
Hormel Foods Corp	14,892	426,357
Ingredion Inc	29,529	3,856,783
JM Smucker Co	220,390	24,359,707
Kraft Heinz Co/The	139,461	4,282,847
Lamb Weston Holdings Inc	335,852	17,420,643
Lancaster Colony Corp	47,949	9,165,691
Mondelez International Inc	1,143,100	73,421,313
Post Holdings Inc (e)	89,436	10,151,880
Simply Good Foods Co/The (e)	2,043,030	77,124,383
Smithfield Foods Inc	151,900	3,165,596
Tootsie Roll Industries Inc Class A	41,022	1,271,272
TreeHouse Foods Inc (e)	574,361	18,080,884
Tyson Foods Inc Class A	729,804	44,766,177
		336,792,637
Household Products - 0.4%
Clorox Co/The	67,415	10,543,032
Energizer Holdings Inc	592,506	18,207,709
Kimberly-Clark Corp	2,852	405,013
Procter & Gamble Co/The	3,015,141	524,152,111
WD-40 Co	33,713	8,044,596
		561,352,461
Personal Care Products - 0.3%
BellRing Brands Inc (e)	810,300	59,378,784
Estee Lauder Cos Inc/The Class A	916,700	65,919,897
Herbalife Ltd (e)(f)	238,765	1,981,750
Kenvue Inc	16,443,353	388,063,131
USANA Health Sciences Inc (e)	27,497	813,636
		516,157,198
Tobacco - 0.2%
Altria Group Inc	97,188	5,427,950
Philip Morris International Inc	2,029,498	315,140,449
		320,568,399
TOTAL CONSUMER STAPLES		4,193,065,285

Energy - 2.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	75,847	3,382,017
Cactus Inc Class A (f)	737,848	38,766,534
Expro Group Holdings NV (e)	487,392	5,795,091
Flowco Holdings Inc Class A	371,550	9,585,990
Halliburton Co	152,796	4,029,231
Kodiak Gas Services Inc	784,562	33,736,166
Liberty Energy Inc Class A	296,900	5,127,463
Oceaneering International Inc (e)	178,366	3,940,105
Schlumberger NV	566,402	23,596,307
Tidewater Inc (e)	225,200	10,273,624
Weatherford International PLC	185,600	11,490,496
		149,723,024
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp (e)	1,382,621	50,742,191
APA Corp (f)	561,000	11,612,700
California Resources Corp	29,927	1,335,343
Cheniere Energy Inc	66,329	15,160,156
Chevron Corp	150,674	23,899,910
Chord Energy Corp	363,527	41,551,136
Civitas Resources Inc	656,405	25,166,568
ConocoPhillips	593,691	58,864,463
Core Natural Resources Inc	321,643	23,881,993
Devon Energy Corp	171,218	6,201,516
Diamondback Energy Inc	202,696	32,220,556
Dorian LPG Ltd (f)	90,145	1,835,352
DT Midstream Inc	404,254	38,844,767
Energy Transfer LP	774,100	14,932,389
EOG Resources Inc	193,320	24,540,041
Expand Energy Corp	412,741	40,811,830
Exxon Mobil Corp	15,503,226	1,725,974,151
Gulfport Energy Corp (e)	149,630	25,407,174
Hess Corp	38,400	5,719,296
HF Sinclair Corp (f)	13,828	487,713
Kinder Morgan Inc	223,771	6,064,194
Marathon Petroleum Corp	142,700	21,430,686
Murphy Oil Corp (f)	402,100	10,651,629
Northern Oil & Gas Inc (f)	1,114,360	35,102,340
Occidental Petroleum Corp	141,442	6,908,027
Ovintiv Inc	1,251,120	54,373,675
Permian Resources Corp Class A	596,600	8,406,094
Range Resources Corp	735,600	27,305,472
Shell PLC	500,295	16,717,546
Shell PLC ADR	10,378,984	700,166,261
Shell PLC rights (e)(i)	500,295	179,104
Sitio Royalties Corp Class A	277,145	5,542,900
Targa Resources Corp	141,300	28,503,036
Texas Pacific Land Corp (f)	46,893	66,960,859
Unit Corp	23,700	647,911
Uranium Energy Corp (e)(f)	298,180	1,669,808
Valero Energy Corp	413,700	54,083,001
Vitesse Energy Inc (f)	21,100	542,481
Williams Cos Inc/The	223,596	13,008,815
		3,227,453,084
TOTAL ENERGY		3,377,176,108

Financials - 8.9%
Banks - 4.0%
ACNB Corp	43,900	1,798,583
Associated Banc-Corp	1,776,825	44,154,101
Axos Financial Inc (e)	323,569	21,614,409
Bancorp Inc/The (e)	1,037,426	57,909,119
Bank of America Corp	23,115,320	1,065,616,252
BankUnited Inc	159,080	5,978,226
Bar Harbor Bankshares	77,400	2,486,088
BOK Financial Corp	46,350	5,050,296
Byline Bancorp Inc	160,440	4,578,958
Cadence Bank	1,350,811	44,792,893
Camden National Corp	187,214	8,233,672
Citigroup Inc	3,091,790	247,188,611
Connectone Bancorp Inc	186,810	4,769,259
Cullen/Frost Bankers Inc (f)	213,400	29,242,202
East West Bancorp Inc	155,200	14,655,536
Eastern Bankshares Inc	1,231,580	22,032,966
Esquire Financial Holdings Inc (f)	16,151	1,245,565
First Foundation Inc	1,433,919	7,298,648
First Horizon Corp	790,900	17,035,986
First Interstate BancSystem Inc Class A	340,080	10,440,456
First Northwest Bancorp	164,087	1,773,780
FNB Corp/PA	1,329,980	19,736,903
Greene County Bancorp Inc	68,200	1,766,380
Hancock Whitney Corp	22,530	1,287,139
Hanmi Financial Corp	635,258	15,252,545
Independent Bank Corp/MI	168,980	5,741,940
JPMorgan Chase & Co	3,544,016	937,923,834
KeyCorp	6,459,808	111,883,875
M&T Bank Corp	1,471,590	282,133,235
Nicolet Bankshares Inc	59,600	7,144,252
Old National Bancorp/IN (f)	2,110,048	50,113,640
Orrstown Financial Services Inc	137,160	4,594,860
Pathward Financial Inc	329,306	25,524,508
Pinnacle Financial Partners Inc	47,920	5,475,339
Plumas Bancorp	145,000	6,664,200
PNC Financial Services Group Inc/The	1,638,234	314,409,869
Preferred Bank/Los Angeles CA (f)	30,860	2,738,825
QCR Holdings Inc	112,444	8,470,407
Signature Bank/New York NY (e)(f)	30,400	34,960
Southern Missouri Bancorp Inc	84,300	4,914,690
SouthState Corp	81,606	8,225,885
Synovus Financial Corp (f)	1,041,956	54,056,677
Truist Financial Corp	1,586,451	73,532,004
UMB Financial Corp	163,541	18,043,479
Union Bankshares Inc/Morrisville VT	74,712	2,181,590
United Community Banks Inc/GA	806,218	25,984,406
Univest Financial Corp	643,576	19,667,683
US Bancorp	7,586,245	355,794,891
Washington Trust Bancorp Inc	121,300	3,896,156
Webster Financial Corp	1,215,581	68,461,522
Wells Fargo & Co (q)	22,460,920	1,759,139,254
West BanCorp Inc	128,100	2,897,622
Westamerica BanCorp	66,400	3,460,768
Western Alliance Bancorp	111,380	9,681,150
Wintrust Financial Corp	268,440	33,412,727
		5,862,142,821
Capital Markets - 1.5%
Ares Management Corp Class A	88,134	15,065,626
Artisan Partners Asset Management Inc Class A (f)	173,940	7,343,747
Bank of New York Mellon Corp/The	1,385,218	123,215,141
Blackrock Inc	172,392	168,561,450
Blue Owl Capital Inc Class A	1,711,244	36,843,083
Bridge Investment Group Holdings Inc Class A	198,320	2,080,377
Cboe Global Markets Inc	213,583	45,023,296
Charles Schwab Corp/The	3,210,351	255,319,215
CME Group Inc Class A	86,583	21,972,168
Cohen & Steers Inc (f)	66,669	5,826,871
Coinbase Global Inc Class A (e)	12,691	2,736,433
Diamond Hill Investment Group Inc	6,846	1,000,473
DigitalBridge Group Inc Class A	556,400	6,326,268
Evercore Inc Class A	81,916	19,807,289
Federated Hermes Inc Class B	623,759	24,170,661
Goldman Sachs Group Inc/The	39,364	24,495,824
Hamilton Lane Inc Class A (f)	100,863	15,766,904
Interactive Brokers Group Inc Class A	149,485	30,554,734
Intercontinental Exchange Inc	628,275	108,836,078
KKR & Co Inc Class A	904,998	122,708,679
Lazard Inc Class A (f)	746,975	37,460,796
LPL Financial Holdings Inc	277,597	103,193,909
MarketAxess Holdings Inc	435,581	83,975,661
Moody's Corp	36,200	18,242,628
Morgan Stanley	1,751,475	233,138,837
Morningstar Inc	34,815	10,922,162
MSCI Inc	2,600	1,535,326
Nasdaq Inc	23,100	1,912,218
Northern Trust Corp	2,823,798	311,239,016
P10 Inc Class A	473,850	6,051,065
Perella Weinberg Partners Class A	682,590	15,774,655
Piper Sandler Cos	31,140	9,018,767
PJT Partners Inc Class A (f)	103,969	16,558,103
Raymond James Financial Inc	299,823	46,373,623
S&P Global Inc	44,810	23,916,889
SEI Investments Co	374,138	29,949,747
State Street Corp	862,846	85,620,209
StepStone Group Inc Class A	586,413	35,278,606
Stifel Financial Corp	1,018,187	108,121,278
T Rowe Price Group Inc	49,230	5,204,596
Tradeweb Markets Inc Class A	163,174	22,088,864
Virtu Financial Inc Class A	1,110,595	40,603,353
		2,283,834,625
Consumer Finance - 0.3%
Ally Financial Inc	61,213	2,271,001
American Express Co	158,269	47,632,638
Capital One Financial Corp	574,770	115,270,124
Discover Financial Services	466,332	91,023,343
FirstCash Holdings Inc	566,427	63,598,424
OneMain Holdings Inc	1,231,833	66,198,705
SLM Corp	1,951,082	58,903,166
SoFi Technologies Inc Class A (e)	536,125	7,757,729
Synchrony Financial	60,725	3,684,793
		456,339,923
Financial Services - 1.5%
Affirm Holdings Inc Class A (e)	545,300	34,980,995
Apollo Global Management Inc	1,037,233	154,827,770
AvidXchange Holdings Inc (e)	3,763,636	28,603,634
Berkshire Hathaway Inc Class A (e)	63	48,824,999
Berkshire Hathaway Inc Class B (e)	993,345	510,410,462
Block Inc Class A (e)	845,832	55,232,830
Cannae Holdings Inc	1,104,260	22,129,370
Corebridge Financial Inc	254,800	8,836,464
Corpay Inc (e)	124,980	45,873,909
Enact Holdings Inc	16,502	567,338
Essent Group Ltd	28,600	1,647,932
Euronet Worldwide Inc (e)	11,583	1,186,794
Federal Agricultural Mortgage Corp Class C	37,900	7,923,753
Fiserv Inc (e)	707,716	166,801,584
Flywire Corp (e)	1,035,610	11,805,954
Global Payments Inc	139,999	14,739,095
HA Sustainable Infrastructure Capital Inc	463,990	13,330,433
International Money Express Inc (e)(f)	76,273	1,168,501
Jackson Financial Inc	30,359	2,781,795
Mastercard Inc Class A	482,735	278,205,008
Mr Cooper Group Inc (e)	200,200	22,496,474
NMI Holdings Inc (e)	55,820	2,034,081
PayPal Holdings Inc (e)	623,707	44,314,382
Sezzle Inc (e)(f)	6,271	1,875,719
Toast Inc Class A (e)	379,750	14,658,350
UWM Holdings Corp Class A	3,094,768	19,435,143
Visa Inc Class A	1,802,906	653,932,035
Voya Financial Inc	458,018	33,096,381
Walker & Dunlop Inc	57,850	4,956,010
WEX Inc (e)	78,360	12,310,356
		2,218,987,551
Insurance - 1.6%
Allstate Corp/The	88,795	17,683,524
American Financial Group Inc/OH	386,587	48,818,206
Amerisafe Inc	47,424	2,440,439
Aon PLC	7,804	3,192,772
Arthur J Gallagher & Co	479,898	162,080,751
Assurant Inc	115,134	23,935,207
Baldwin Insurance Group Inc/The Class A (e)	1,672,375	68,801,508
Brighthouse Financial Inc (e)	146,200	8,671,122
Chubb Ltd	1,774,769	506,661,055
Cincinnati Financial Corp	74,597	11,026,183
CNO Financial Group Inc	77,763	3,241,939
Erie Indemnity Co Class A	62,066	26,568,593
Everest Group Ltd	98,459	34,777,688
F&G Annuities & Life Inc	14,700	625,926
Fidelity National Financial Inc/US	23,947	1,545,300
First American Financial Corp	226,911	14,905,784
Globe Life Inc	378,394	48,218,747
Hanover Insurance Group Inc/The	4,549	775,741
Hartford Insurance Group Inc/The	1,059,314	125,295,660
HCI Group Inc (f)	18,400	2,422,544
Kemper Corp	7,099	479,750
Kinsale Capital Group Inc	55,048	23,772,479
Loews Corp	69,495	6,023,132
Markel Group Inc (e)	3,786	7,320,004
Marsh & McLennan Cos Inc	769,630	183,048,799
MetLife Inc	5,568	479,850
Primerica Inc	230,407	66,818,030
Principal Financial Group Inc	81,978	7,299,321
Progressive Corp/The	224,691	63,362,862
Reinsurance Group of America Inc	441,764	89,541,145
RLI Corp	207,178	15,764,174
Selective Insurance Group Inc	500,370	43,054,337
Stewart Information Services Corp	206,500	14,702,800
The Travelers Companies, Inc.	1,661,521	429,486,563
TWFG Inc Class A	157,200	4,753,728
Unum Group	1,032,092	84,930,851
Willis Towers Watson PLC	693,800	235,649,170
		2,388,175,684
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp (f)	2,935,000	30,612,050
Annaly Capital Management Inc	1,464,900	32,169,204
Rithm Capital Corp	86,108	1,046,212
		63,827,466
TOTAL FINANCIALS		13,273,308,070

Health Care - 5.4%
Biotechnology - 0.9%
AbbVie Inc	1,126,997	235,576,183
ADMA Biologics Inc (e)	237,970	3,900,328
Alnylam Pharmaceuticals Inc (e)	308,015	76,002,701
AnaptysBio Inc (e)	128,340	2,158,679
Apogee Therapeutics Inc (e)(f)	91,180	2,866,699
Arcellx Inc (e)(f)	77,030	4,993,085
Arcus Biosciences Inc (e)	329,700	3,590,433
Astria Therapeutics Inc (e)	512,210	3,298,632
Avidity Biosciences Inc (e)	288,000	8,824,320
Beam Therapeutics Inc (e)(f)	177,400	4,672,716
Biogen Inc (e)	61,085	8,582,443
BioMarin Pharmaceutical Inc (e)	59,918	4,263,765
Blueprint Medicines Corp (e)	70,620	6,819,773
Cargo Therapeutics Inc (e)(f)	406,000	1,526,560
Celldex Therapeutics Inc (e)(f)	459,359	9,449,015
CG oncology Inc (e)(f)	87,930	2,273,870
Cogent Biosciences Inc (e)(f)	483,593	3,641,455
Crinetics Pharmaceuticals Inc (e)	677,510	24,241,308
Cytokinetics Inc (e)(f)	1,033,355	47,534,330
Day One Biopharmaceuticals Inc (e)(f)	549,190	4,975,661
Disc Medicine Inc (e)	117,390	6,594,970
Dyne Therapeutics Inc (e)	214,400	2,917,984
Exact Sciences Corp (e)(f)	2,249,759	106,661,074
Exelixis Inc (e)	333,009	12,884,118
Gilead Sciences Inc	3,810,163	435,539,733
Immunovant Inc (e)(f)	198,520	4,089,512
Incyte Corp (e)	207,572	15,256,542
Janux Therapeutics Inc (e)	171,200	5,630,768
Legend Biotech Corp ADR (e)	1,280,000	44,812,800
Madrigal Pharmaceuticals Inc (e)(f)	16,700	5,699,209
MoonLake Immunotherapeutics Class A (e)(f)	391,284	16,340,020
Natera Inc (e)	104,900	16,321,391
Nurix Therapeutics Inc (e)	804,093	12,423,237
Perspective Therapeutics Inc (e)(f)	536,300	1,490,914
PTC Therapeutics Inc (e)	226,880	12,537,389
Regeneron Pharmaceuticals Inc	64,080	44,775,259
Revolution Medicines Inc (e)	24,220	986,723
Sarepta Therapeutics Inc (e)	109,200	11,657,100
Soleno Therapeutics Inc (e)	41,500	2,026,030
Spyre Therapeutics Inc (e)(f)	141,060	2,778,882
Travere Therapeutics Inc (e)	136,180	2,914,252
United Therapeutics Corp (e)	110,712	35,433,376
Upstream Bio Inc (f)	72,960	578,572
Vaxcyte Inc (e)	792,680	57,881,494
Viking Therapeutics Inc (e)(f)	479,044	13,830,000
Vir Biotechnology Inc (e)	422,700	3,546,453
Viridian Therapeutics Inc (e)(f)	364,580	5,661,927
		1,340,461,685
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	537,146	74,131,519
AtriCure Inc (e)	155,500	6,024,070
Becton Dickinson & Co	218,319	49,237,484
Boston Scientific Corp (e)	6,192,600	642,729,954
DENTSPLY SIRONA Inc	78,245	1,294,955
GE HealthCare Technologies Inc	93,383	8,157,005
Glaukos Corp (e)	388,660	46,646,973
Haemonetics Corp (e)	135,178	8,854,159
ICU Medical Inc (e)	175,000	25,607,750
Inspire Medical Systems Inc (e)	291,240	54,051,232
Insulet Corp (e)	416,577	113,421,420
Intuitive Surgical Inc (e)	88,000	50,437,200
iRadimed Corp	19,863	1,070,814
iRhythm Technologies Inc (e)	60,250	6,637,140
Lantheus Holdings Inc (e)(f)	315,080	29,560,806
LeMaitre Vascular Inc	37,222	3,418,841
Masimo Corp (e)(f)	744,500	140,539,265
Medtronic PLC	162,529	14,955,919
Merit Medical Systems Inc (e)	402,601	41,081,406
Penumbra Inc (e)	652,900	186,363,776
Pulmonx Corp (e)	660,300	5,691,786
RxSight Inc (e)	133,400	3,783,224
Solventum Corp	283,463	22,606,174
Stryker Corp	330,665	127,699,516
Tandem Diabetes Care Inc (e)(f)	495,980	10,980,997
TransMedics Group Inc (e)(f)	147,166	11,231,709
Utah Medical Products Inc	8,044	479,503
ViewRay Inc (e)(f)	788,420	1
		1,686,694,598
Health Care Providers & Services - 1.9%
Acadia Healthcare Co Inc (e)	246,920	7,402,662
Addus HomeCare Corp (e)	55,840	5,347,797
agilon health Inc (e)	1,596,400	4,980,768
AMN Healthcare Services Inc (e)	65,780	1,665,550
BrightSpring Health Services Inc (e)	1,347,710	25,983,849
Cardinal Health Inc	573,194	74,217,159
Centene Corp (e)	4,604,097	267,774,282
Chemed Corp	37,450	22,499,960
Cigna Group/The	1,882,358	581,366,268
CorVel Corp (e)	67,779	7,473,990
CVS Health Corp	4,038,064	265,381,566
Elevance Health Inc	70,714	28,064,972
Ensign Group Inc/The	299,953	38,738,930
Guardant Health Inc (e)	42,409	1,804,503
HealthEquity Inc (e)	43,870	4,815,171
Henry Schein Inc (e)(f)	324,000	23,383,080
Hims & Hers Health Inc Class A (e)	56,240	2,535,862
Humana Inc	300,141	81,164,129
Labcorp Holdings Inc	168,853	42,388,857
LifeStance Health Group Inc (e)	3,110,780	24,232,976
McKesson Corp	186,474	119,391,843
Molina Healthcare Inc (e)	160,933	48,460,145
National Research Corp Class A	37,423	546,001
Option Care Health Inc (e)	508,472	17,033,812
Owens & Minor Inc (e)	296,499	2,840,460
Pennant Group Inc/The (e)(f)	230,050	5,238,239
Privia Health Group Inc (e)	1,600,000	39,952,000
Progyny Inc (e)	240,290	5,413,734
Quest Diagnostics Inc	84,000	14,523,600
Surgery Partners Inc (e)	1,306,720	31,465,818
Tenet Healthcare Corp (e)	472,605	59,827,067
UnitedHealth Group Inc	2,112,946	1,003,564,832
Universal Health Services Inc Class B	259,869	45,542,042
		2,905,021,924
Health Care Technology - 0.1%
Doximity Inc Class A (e)	380,253	26,807,837
HealthStream Inc	59,777	2,018,669
Phreesia Inc (e)	600,000	15,924,000
Veeva Systems Inc Class A (e)	183,849	41,207,915
		85,958,421
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (e)	1,508,000	16,120,520
Agilent Technologies Inc	34,516	4,415,287
Bruker Corp	584,050	27,578,841
Danaher Corp	977,507	203,086,854
Fortrea Holdings Inc (e)(f)	598,550	8,289,918
ICON PLC (e)	93,860	17,835,277
Illumina Inc (e)	56,307	4,996,683
IQVIA Holdings Inc (e)	27,124	5,121,011
Medpace Holdings Inc (e)	81,720	26,748,590
Mettler-Toledo International Inc (e)	3,521	4,481,247
QIAGEN NV (United States)	153,129	5,880,154
Repligen Corp (e)	97,800	15,575,628
Thermo Fisher Scientific Inc	276,806	146,419,302
West Pharmaceutical Services Inc	69,000	16,031,460
		502,580,772
Pharmaceuticals - 1.1%
Arvinas Inc (e)	167,090	2,957,493
Axsome Therapeutics Inc (e)	64,480	8,223,779
Bristol-Myers Squibb Co	1,780,767	106,169,329
Elanco Animal Health Inc (e)	8,484,998	94,777,428
Eli Lilly & Co (q)	432,690	398,347,395
Enliven Therapeutics Inc (e)(f)	203,985	4,249,008
GSK PLC	365,600	6,746,034
GSK PLC ADR (f)	7,193,127	270,389,644
Haleon PLC	20,165,400	101,549,311
Haleon PLC ADR (f)	10,764,159	109,579,139
Johnson & Johnson	786,201	129,738,889
Merck & Co Inc	2,438,676	224,967,861
Organon & Co	62,285	928,669
Pfizer Inc	1,705,238	45,069,440
Prestige Consumer Healthcare Inc (e)	119,534	10,130,507
Royalty Pharma PLC Class A	2,433,432	81,860,652
Sanofi SA ADR	10,000	544,700
Supernus Pharmaceuticals Inc (e)	137,124	4,396,195
		1,600,625,473
TOTAL HEALTH CARE		8,121,342,873

Industrials - 6.4%
Aerospace & Defense - 2.1%
AerSale Corp (e)	346,030	2,422,210
Boeing Co (e)	3,627,112	633,402,569
Cadre Holdings Inc	435,270	14,633,777
Curtiss-Wright Corp	71,505	23,000,298
GE Aerospace (q)	5,572,814	1,153,461,042
General Dynamics Corp	244,021	61,639,705
HEICO Corp Class A	117,046	24,949,525
Howmet Aerospace Inc	951,702	130,002,493
Huntington Ingalls Industries Inc	314,631	55,242,911
Karman Holdings Inc	15,542	490,195
Kratos Defense & Security Solutions Inc (e)(f)	1,044,380	27,561,188
L3Harris Technologies Inc	346,356	71,387,435
Lockheed Martin Corp	531,934	239,567,116
Northrop Grumman Corp	358,729	165,639,528
Rocket Lab USA Inc Class A (e)(f)	141,210	2,893,393
RTX Corp	644,817	85,754,213
Spirit AeroSystems Holdings Inc Class A (e)	2,580,205	90,049,155
Standardaero Inc (f)	7,200	203,256
Textron Inc	409,283	30,585,719
TransDigm Group Inc	89,562	122,449,166
V2X Inc (e)(f)	783,436	36,758,817
Woodward Inc	148,456	28,057,442
		3,000,151,153
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	398,100	40,454,922
FedEx Corp	65,135	17,123,992
Radiant Logistics Inc (e)	709,950	4,799,261
United Parcel Service Inc Class B	2,179,732	259,453,500
		321,831,675
Building Products - 0.4%
A O Smith Corp	315,008	20,941,732
Allegion plc	184,017	23,684,828
Armstrong World Industries Inc	108,743	16,709,449
AZEK Co Inc/The Class A (e)	123,410	5,781,758
AZZ Inc (f)	417,115	40,088,923
Builders FirstSource Inc (e)	376,193	52,287,065
Carlisle Cos Inc	64,336	21,923,135
Gibraltar Industries Inc (e)	301,042	19,781,470
Hayward Holdings Inc (e)	996,700	14,442,183
Janus International Group Inc (e)	1,941,000	15,702,690
Johnson Controls International plc	1,260,474	107,972,203
Owens Corning	88,913	13,696,158
Simpson Manufacturing Co Inc	117,300	19,284,120
Tecnoglass Inc	352,122	25,937,307
Trane Technologies PLC	642,861	227,379,936
Trex Co Inc (e)	316,500	19,524,885
UFP Industries Inc	192,980	20,648,860
		665,786,702
Commercial Services & Supplies - 0.2%
ACV Auctions Inc Class A (e)	318,400	5,113,504
Brady Corp Class A	969,084	70,229,517
Brink's Co/The	610,506	57,411,984
Cintas Corp	104,331	21,648,683
Ennis Inc	64,659	1,370,771
GFL Environmental Inc Subordinate Voting Shares	745,500	33,664,085
MSA Safety Inc	92,884	15,205,111
Republic Services Inc	66,860	15,847,157
Rollins Inc	698,998	36,620,505
Tetra Tech Inc	287,700	8,397,963
Veralto Corp	104,333	10,408,260
Vestis Corp	242,961	2,879,088
VSE Corp (f)	227,240	26,927,940
		305,724,568
Construction & Engineering - 0.2%
Arcosa Inc (f)	19,778	1,658,979
Bowman Consulting Group Ltd (e)(f)	257,820	5,336,874
Centuri Holdings Inc (f)	733,330	12,723,276
Comfort Systems USA Inc	147,098	53,445,116
Construction Partners Inc Class A (e)	98,510	7,147,886
EMCOR Group Inc	224,028	91,607,289
IES Holdings Inc (e)	222,577	39,692,156
Quanta Services Inc	169,300	43,955,359
Sterling Infrastructure Inc (e)	130,260	16,570,375
Valmont Industries Inc	66,987	23,336,261
WillScot Holdings Corp	531,700	17,519,515
		312,993,086
Electrical Equipment - 0.8%
Acuity Brands Inc	198,120	58,867,396
Allient Inc	287,000	7,140,560
AMETEK Inc	897,909	169,974,174
Eaton Corp PLC	454,123	133,203,358
EnerSys	34,717	3,523,428
Fluence Energy Inc Class A (e)(f)	232,330	1,328,928
GE Vernova Inc	1,687,930	565,760,377
Hubbell Inc	66,260	24,621,553
NEXTracker Inc Class A (e)	436,540	19,216,491
nVent Electric PLC	220,400	13,298,936
Regal Rexnord Corp	589,434	76,272,760
Vertiv Holdings Co Class A	711,493	67,712,789
		1,140,920,750
Ground Transportation - 0.4%
ArcBest Corp	61,813	4,869,010
CSX Corp	4,686,883	150,027,125
Knight-Swift Transportation Holdings Inc	748,885	37,773,759
Landstar System Inc	88,222	14,009,654
Lyft Inc Class A (e)	855,769	11,415,958
Norfolk Southern Corp	331,916	81,568,357
Old Dominion Freight Line Inc	433,300	76,477,450
Proficient Auto Logistics Inc (f)	672,800	7,037,488
Uber Technologies Inc (e)	1,609,286	122,321,829
Union Pacific Corp	436,693	107,727,796
Universal Logistics Holdings Inc (f)	363,359	9,883,365
XPO Inc (e)	223,400	27,469,264
		650,581,055
Industrial Conglomerates - 0.1%
3M Co	660,737	102,493,523
Machinery - 1.3%
Allison Transmission Holdings Inc	892,631	90,825,204
Atmus Filtration Technologies Inc	164,200	6,535,160
Blue Bird Corp (e)(f)	267,580	9,402,761
Caterpillar Inc	59,090	20,324,006
Chart Industries Inc (e)	266,385	50,759,662
Crane Co	152,800	24,904,872
Cummins Inc	159,805	58,837,005
Deere & Co	677,300	325,639,067
Donaldson Co Inc	544,777	37,638,643
Dover Corp	894,000	177,700,380
Enpro Inc (f)	107,140	19,508,051
Esab Corp	417,811	52,351,718
ESCO Technologies Inc	8,520	1,404,778
Federal Signal Corp	152,156	12,367,240
Flowserve Corp	157,798	8,685,202
Fortive Corp	676,232	53,787,493
Gates Industrial Corp PLC (e)	1,146,954	24,820,085
Graco Inc	420,369	36,601,529
Hillenbrand Inc	565,800	16,917,420
Ingersoll Rand Inc	1,309,300	111,002,454
ITT Inc	262,537	37,080,726
JBT Marel Corp	45,060	5,947,920
Lincoln Electric Holdings Inc	141,030	29,149,491
Miller Industries Inc/TN (f)	154,400	8,942,848
Mueller Industries Inc	169,950	13,626,591
Mueller Water Products Inc Class A1	311,071	8,013,189
Nordson Corp	78,500	16,507,765
Oshkosh Corp	195,455	19,995,047
Otis Worldwide Corp	139,504	13,919,709
PACCAR Inc	181,934	19,510,602
Parker-Hannifin Corp	310,593	207,634,526
Pentair PLC	1,207,300	113,727,660
REV Group Inc	720,733	21,982,357
Snap-on Inc	131,097	44,726,363
SPX Technologies Inc (e)	6,068	883,803
Standex International Corp	28,667	5,331,489
Stanley Black & Decker Inc	71,147	6,156,350
Terex Corp (f)	483,110	19,662,577
Timken Co/The (f)	326,110	26,414,910
Toro Co/The	3,110	249,452
Westinghouse Air Brake Technologies Corp	773,632	143,400,428
		1,902,876,533
Marine Transportation - 0.0%
Kirby Corp (e)	215,900	22,501,098
Passenger Airlines - 0.0%
Alaska Air Group Inc (e)	338,854	24,492,368
Delta Air Lines Inc	360,400	21,667,248
SkyWest Inc (e)	68,617	6,786,907
United Airlines Holdings Inc (e)	99,608	9,344,226
		62,290,749
Professional Services - 0.4%
Automatic Data Processing Inc	19,530	6,155,465
Barrett Business Services Inc	140,900	5,671,225
Booz Allen Hamilton Holding Corp Class A	61,941	6,569,462
CACI International Inc (e)	88,677	29,693,493
Cbiz Inc (e)	111,360	8,705,011
CRA International Inc	56,846	10,979,805
Dun & Bradstreet Holdings Inc	2,573,422	23,340,938
ExlService Holdings Inc (e)	716,919	34,734,726
Exponent Inc	126,239	10,687,394
Franklin Covey Co (e)	27,696	885,718
Genpact Ltd	2,513,012	133,742,500
KBR Inc	1,189,411	58,316,821
Kforce Inc	350,732	17,578,688
Leidos Holdings Inc	343,616	44,659,772
Maximus Inc	1,333,656	86,954,371
Paycom Software Inc	121,094	26,576,500
Paylocity Holding Corp (e)	107,853	22,033,289
Robert Half Inc	254,561	15,042,009
Science Applications International Corp	205,525	20,303,815
SS&C Technologies Holdings Inc	192,577	17,148,982
TrueBlue Inc (e)	285,980	1,795,954
Verra Mobility Corp Class A (e)	173,870	3,979,884
		585,555,822
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies Inc	223,527	56,011,396
Beacon Roofing Supply Inc (e)	251,618	29,041,750
Boise Cascade Co	6,775	702,296
Core & Main Inc Class A (e)	1,370,301	69,899,054
DXP Enterprises Inc/TX (e)	62,470	5,651,661
Ferguson Enterprises Inc	466,700	82,839,250
FTAI Aviation Ltd	192,530	24,780,536
Global Industrial Co	448,100	10,507,945
GMS Inc (e)	447,983	35,663,927
MSC Industrial Direct Co Inc Class A	111,726	8,978,301
Rush Enterprises Inc Class A	453,980	26,476,114
United Rentals Inc	42,800	27,491,296
Watsco Inc	144,411	72,830,800
Wesco International Inc	125,545	22,657,106
Xometry Inc Class A (e)(f)	123,110	3,363,365
		476,894,797
TOTAL INDUSTRIALS		9,550,601,511

Information Technology - 9.5%
Communications Equipment - 0.7%
Arista Networks Inc	2,219,135	206,490,512
Ciena Corp (e)	426,593	33,944,005
Cisco Systems Inc	11,107,524	712,103,364
Extreme Networks Inc (e)	114,561	1,769,967
Juniper Networks Inc	768,164	27,807,537
Lumentum Holdings Inc (e)	465,233	32,719,837
Motorola Solutions Inc	100,255	44,134,256
NetScout Systems Inc (e)	154,552	3,475,874
		1,062,445,352
Electronic Equipment, Instruments & Components - 0.3%
Advanced Energy Industries Inc	170,550	19,642,244
Amphenol Corp Class A	1,072,730	71,443,818
Avnet Inc	264,040	13,344,582
Badger Meter Inc	73,189	15,393,842
Bel Fuse Inc Class B	24,755	2,077,192
Belden Inc	477,604	52,550,768
CDW Corp/DE	37,700	6,718,140
Corning Inc	151,905	7,618,036
Crane NXT Co (f)	621,750	34,706,085
ePlus Inc (e)	176,736	11,378,264
Insight Enterprises Inc (e)(f)	358,936	55,233,072
IPG Photonics Corp (e)	68,232	3,970,420
Itron Inc (e)	9,205	1,002,332
Jabil Inc	257,200	39,845,424
Methode Electronics Inc	361,628	3,941,745
Napco Security Technologies Inc	188,405	4,627,227
PAR Technology Corp (e)(f)	108,870	7,480,458
PC Connection Inc	28,125	1,794,375
Sanmina Corp (e)	432,520	35,432,038
TD SYNNEX Corp	526,168	72,342,838
Teledyne Technologies Inc (e)	4,315	2,222,311
Trimble Inc (e)	46,974	3,381,189
Vishay Precision Group Inc (e)	29,302	689,768
Vontier Corp	863,940	32,268,159
Zebra Technologies Corp Class A (e)	45,180	14,233,959
		513,338,286
IT Services - 0.5%
Amdocs Ltd	1,775,289	154,893,966
ASGN Inc (e)	792,643	53,408,285
Cognizant Technology Solutions Corp Class A	1,001,367	83,443,912
EPAM Systems Inc (e)	108,820	22,432,155
Gartner Inc (e)	306,417	152,693,719
Hackett Group Inc/The	62,605	1,901,940
IBM Corporation	80,547	20,333,285
Kyndryl Holdings Inc (e)	880,675	33,536,104
MongoDB Inc Class A (e)	358,799	95,953,617
Okta Inc Class A (e)	412,843	37,358,163
Twilio Inc Class A (e)	144,522	17,332,523
VeriSign Inc (e)	17,466	4,154,812
		677,442,481
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices Inc (e)	17,866	1,784,099
Aehr Test Systems (e)(f)	368,178	3,549,236
Analog Devices Inc	1,151,770	264,976,206
Applied Materials Inc	646,627	102,212,330
Astera Labs Inc (e)	422,800	31,435,180
Axcelis Technologies Inc (e)	81,167	4,447,140
Broadcom Inc	2,975,604	593,424,706
Cirrus Logic Inc (e)	408,689	42,589,481
Diodes Inc (e)	706,450	34,884,501
Entegris Inc	189,800	19,211,556
FormFactor Inc (e)	164,762	5,486,575
GlobalFoundries Inc (e)(f)	370,378	14,359,555
Ichor Holdings Ltd (e)	194,990	5,711,257
Intel Corp	1,327,623	31,504,494
KLA Corp	11,395	8,077,232
Lam Research Corp	306,000	23,482,440
Lattice Semiconductor Corp (e)	617,293	38,482,046
MACOM Technology Solutions Holdings Inc (e)	43,271	5,004,724
Marvell Technology Inc	3,387,278	311,019,866
Micron Technology Inc	4,311,460	403,682,000
MKS Instruments Inc	219,140	20,121,435
NVE Corp	12,029	828,075
NVIDIA Corp	22,763,412	2,843,605,427
ON Semiconductor Corp (e)	388,406	18,274,502
Onto Innovation Inc (e)	25,190	3,669,175
Penguin Solutions Inc (e)(f)	852,380	16,987,933
Photronics Inc (e)	157,658	3,285,593
Power Integrations Inc (f)	134,998	8,207,878
Qorvo Inc (e)	89,202	6,484,093
QUALCOMM Inc	145,582	22,881,123
Semtech Corp (e)	97,310	3,716,269
Skyworks Solutions Inc	77,188	5,145,352
Teradyne Inc	217,500	23,894,550
Texas Instruments Inc	25,736	5,043,999
Ultra Clean Holdings Inc (e)	107,360	2,641,056
		4,930,111,084
Software - 2.7%
ACI Worldwide Inc (e)	260,429	14,935,603
Adobe Inc (e)	333,208	146,131,700
Agilysys Inc (e)	58,960	4,775,170
Alarm.com Holdings Inc (e)	97,003	5,634,904
ANSYS Inc (e)	1,570	523,203
AppLovin Corp Class A (e)	53,087	17,292,559
Autodesk Inc (e)	145,477	39,891,248
BILL Holdings Inc (e)	146,254	8,073,221
Blackbaud Inc (e)	57,617	3,808,484
BlackLine Inc (e)	459,250	22,181,775
Cadence Design Systems Inc (e)	288,400	72,244,200
Clear Secure Inc Class A	229,556	5,442,773
Commvault Systems Inc (e)	121,256	20,681,423
Core Scientific Inc (e)(f)	548,080	6,116,573
Datadog Inc Class A (e)	130,686	15,231,453
Dolby Laboratories Inc Class A	148,501	12,119,167
DoubleVerify Holdings Inc (e)	27,461	381,708
Dropbox Inc Class A (e)	472,689	12,280,460
Dynatrace Inc (e)	150,385	8,609,541
Elastic NV (e)	236,621	27,533,220
Five9 Inc (e)	590,972	21,393,186
Gen Digital Inc	5,790,100	158,243,433
HubSpot Inc (e)	121,800	88,181,982
Informatica Inc Class A (e)	91,808	1,759,041
Intapp Inc (e)	34,460	2,272,982
Intuit Inc	46,100	28,298,024
Manhattan Associates Inc (e)	152,405	26,957,396
Microsoft Corp	6,916,011	2,745,587,207
Olo Inc Class A (e)	2,817,766	19,414,408
Oracle Corp	791,300	131,403,278
Palantir Technologies Inc Class A (e)	284,600	24,168,232
Palo Alto Networks Inc (e)	111,624	21,256,558
PTC Inc (e)	8,000	1,309,040
Qualys Inc (e)	91,601	12,041,867
Rapid7 Inc (e)	159,318	4,634,561
Riot Platforms Inc (e)(f)	337,190	3,129,123
Roper Technologies Inc	18,623	10,885,144
Salesforce Inc	139,898	41,668,619
Servicenow Inc (e)	29,931	27,828,647
SolarWinds Corp	70,789	1,296,147
SPS Commerce Inc (e)	93,320	12,430,224
Telos Corp (e)(f)	180,140	538,619
Tenable Holdings Inc (e)	1,634,566	62,342,347
Teradata Corp (e)	421,151	10,040,240
Varonis Systems Inc (e)	277,970	11,944,371
Vertex Inc Class A (e)	104,590	3,377,211
Weave Communications Inc (e)	765,786	9,648,904
Workday Inc Class A (e)	9,856	2,595,479
Workiva Inc Class A (e)	293,610	25,696,747
Zoom Communications Inc Class A (e)	144,988	10,685,616
		3,964,917,018
Technology Hardware, Storage & Peripherals - 2.0%
Apple Inc	11,485,875	2,777,744,010
Dell Technologies Inc Class C	233,983	24,044,093
Hewlett Packard Enterprise Co	249,457	4,941,743
HP Inc	102,905	3,176,677
NetApp Inc	37,190	3,711,934
Pure Storage Inc Class A (e)	768,850	40,341,560
Sandisk Corp/DE	474,883	22,248,269
Seagate Technology Holdings PLC	231,300	23,571,783
Western Digital Corp (e)	847,585	41,472,334
		2,941,252,403
TOTAL INFORMATION TECHNOLOGY		14,089,506,624

Materials - 1.1%
Chemicals - 0.5%
AdvanSix Inc	120,000	3,350,400
Air Products and Chemicals Inc	238,200	75,306,930
Ashland Inc	39,967	2,430,793
Aspen Aerogels Inc (e)(f)	166,220	1,264,934
Axalta Coating Systems Ltd (e)	1,761,827	63,795,756
Balchem Corp	275,326	47,914,984
Cabot Corp	261,200	22,463,200
CF Industries Holdings Inc	1,080,500	87,542,110
Chemours Co/The (f)	1,655,653	24,752,012
Corteva Inc	584,663	36,822,076
DuPont de Nemours Inc	247,983	20,277,570
Ecolab Inc	317,463	85,400,722
Element Solutions Inc	1,040,412	27,165,157
Hawkins Inc	12,980	1,362,770
Innospec Inc	58,488	6,048,244
International Flavors & Fragrances Inc	107,189	8,769,132
Linde PLC	382,001	178,413,568
Minerals Technologies Inc	266,160	18,295,838
Mosaic Co/The	282,700	6,762,184
Olin Corp	26,239	666,208
RPM International Inc	320,499	39,706,621
Sherwin-Williams Co/The	65,900	23,873,593
Tronox Holdings PLC	1,479,191	11,478,522
		793,863,324
Construction Materials - 0.2%
CRH PLC	1,558,662	159,794,028
Eagle Materials Inc	252,388	57,092,689
Knife River Corp (e)	45,550	4,358,224
Martin Marietta Materials Inc	50,900	24,591,826
RHI Magnesita NV	196,080	8,213,413
United States Lime & Minerals Inc	26,243	2,462,906
		256,513,086
Containers & Packaging - 0.3%
AptarGroup Inc	414,901	60,886,722
Avery Dennison Corp	51,200	9,624,064
Crown Holdings Inc	1,101,157	98,696,703
Graphic Packaging Holding CO (f)	835,030	22,278,600
International Paper Co	903,200	50,895,320
Packaging Corp of America	56,000	11,933,040
Sealed Air Corp	192,974	6,595,851
Silgan Holdings Inc	1,011,400	54,929,134
Smurfit WestRock PLC	1,891,402	98,485,302
		414,324,736
Metals & Mining - 0.1%
ATI Inc (e)	472,840	27,500,374
Carpenter Technology Corp	168,399	34,870,381
Commercial Metals Co	104,500	5,061,980
Constellium SE (e)	588,710	6,699,520
Freeport-McMoRan Inc	263,500	9,725,785
Hecla Mining Co	575,757	2,953,633
Ivanhoe Electric Inc / US (e)(f)	780,100	4,844,421
Newmont Corp	557,683	23,891,140
Nucor Corp	267,478	36,770,201
Reliance Inc	4,711	1,399,921
Steel Dynamics Inc	61,746	8,340,032
Warrior Met Coal Inc	235,490	11,336,489
Worthington Steel Inc (f)	20,500	546,735
		173,940,612
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	219,904	21,917,832
Magnera Corp (e)	86,738	1,787,669
Sylvamo Corp	73,248	5,207,933
		28,913,434
TOTAL MATERIALS		1,667,555,192

Real Estate - 1.0%
Diversified REITs - 0.0%
Armada Hoffler Properties Inc Class A	381,840	3,505,290
Health Care REITs - 0.1%
CareTrust REIT Inc	1,817,445	47,017,302
Healthpeak Properties Inc	537,993	11,007,337
Omega Healthcare Investors Inc	247,900	9,132,636
Ventas Inc	431,900	29,878,842
Welltower Inc	480,776	73,803,924
		170,840,041
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	695,500	11,218,415
Ryman Hospitality Properties Inc	103,000	10,185,670
		21,404,085
Industrial REITs - 0.1%
First Industrial Realty Trust Inc	111,899	6,387,195
LXP Industrial Trust	795,670	7,129,203
Plymouth Industrial REIT Inc	271,430	4,706,596
Prologis Inc	616,657	76,416,136
STAG Industrial Inc Class A	336,349	12,101,837
Terreno Realty Corp	730,700	49,556,074
		156,297,041
Office REITs - 0.0%
COPT Defense Properties	394,000	10,649,820
Douglas Emmett Inc (f)	561,080	9,706,684
Kilroy Realty Corp	351,530	12,549,621
Postal Realty Trust Inc Class A	186,260	2,594,602
		35,500,727
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (e)	266,600	37,841,204
Compass Inc Class A (e)	1,115,732	10,030,431
Cushman & Wakefield PLC (e)(f)	844,502	10,041,129
Jones Lang LaSalle Inc (e)	82,947	22,552,460
Landbridge Co LLC Class A (f)	72,210	4,995,487
Newmark Group Inc Class A	1,475,368	21,643,649
Zillow Group Inc Class A (e)	63,844	4,749,355
Zillow Group Inc Class C (e)	235,461	18,050,440
		129,904,155
Residential REITs - 0.1%
American Homes 4 Rent Class A	146,012	5,403,904
Camden Property Trust	84,500	10,483,070
Equity Residential	70,504	5,229,282
Essex Property Trust Inc	11,467	3,572,773
Invitation Homes Inc	1,042,560	35,457,466
Mid-America Apartment Communities Inc	119,200	20,039,904
Sun Communities Inc	457,000	62,220,550
		142,406,949
Retail REITs - 0.2%
Brixmor Property Group Inc	482,860	13,500,766
Curbline Properties Corp	708,044	17,439,124
Macerich Co/The	2,491,676	44,949,835
NNN REIT Inc	753,500	31,986,075
Phillips Edison & Co Inc	28,294	1,052,536
Regency Centers Corp	45,721	3,506,801
Simon Property Group Inc	332,912	61,951,594
SITE Centers Corp	1,277,522	17,898,083
Tanger Inc	853,760	30,265,792
Urban Edge Properties	367,140	7,563,084
		230,113,690
Specialized REITs - 0.4%
American Tower Corp	714,685	146,953,530
Crown Castle Inc	1,595,594	150,145,395
CubeSmart	1,012,400	41,791,872
Digital Realty Trust Inc	178,900	27,965,648
Equinix Inc	94,135	85,156,404
Extra Space Storage Inc	25,012	3,815,831
Four Corners Property Trust Inc	510,790	14,685,213
Gaming and Leisure Properties Inc	34,908	1,750,635
Lamar Advertising Co Class A	452,287	56,187,614
Outfront Media Inc	2,390,390	44,461,254
Public Storage Operating Co	93,280	28,321,674
VICI Properties Inc	426,004	13,840,870
		615,075,940
TOTAL REAL ESTATE		1,505,047,918

Utilities - 1.1%
Electric Utilities - 0.8%
American Electric Power Co Inc	212,586	22,544,745
Constellation Energy Corp	224,048	56,134,106
Duke Energy Corp	788,855	92,682,574
Edison International	1,953,302	106,337,761
Entergy Corp	588,800	51,408,128
Evergy Inc	490,535	33,802,767
Eversource Energy	897,640	56,560,296
Exelon Corp	1,394,777	61,649,143
FirstEnergy Corp	892,000	34,582,840
IDACORP Inc	146,430	17,265,561
NextEra Energy Inc	1,458,166	102,319,508
NRG Energy Inc	128,400	13,573,164
OGE Energy Corp	362,200	16,762,616
PG&E Corp	16,429,524	268,458,423
PPL Corp	478,500	16,847,985
Southern Co/The	2,470,189	221,798,270
TXNM Energy Inc	746,700	39,015,075
Xcel Energy Inc	434,295	31,312,670
		1,243,055,632
Gas Utilities - 0.0%
New Jersey Resources Corp	139,535	6,750,703
UGI Corp	1,563,722	53,416,744
		60,167,447
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	3,130,466	36,282,101
Clearway Energy Inc Class A (f)	29,800	788,508
Sunnova Energy International Inc (e)(f)	292,590	485,699
Vistra Corp	401,023	53,600,735
		91,157,043
Multi-Utilities - 0.2%
Ameren Corp	343,400	34,875,704
Black Hills Corp	6,163	377,052
CenterPoint Energy Inc	1,116,743	38,393,624
CMS Energy Corp	93,847	6,855,523
Consolidated Edison Inc	165,701	16,821,966
DTE Energy Co	66,000	8,824,200
NiSource Inc	840,400	34,296,724
Public Service Enterprise Group Inc	224,012	18,178,574
Sempra	1,010,821	72,344,459
		230,967,826
Water Utilities - 0.0%
Consolidated Water Co Ltd	37,037	1,002,592
TOTAL UTILITIES		1,626,350,540

TOTAL UNITED STATES		68,089,309,381
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (e)	13,172,511	163,432,917
TOTAL COMMON STOCKS (Cost $54,284,697,975)		72,821,335,075

Domestic Equity Funds - 49.0%
	Shares	Value ($)
Fidelity Advisor Blue Chip Growth Fund - Class Z (j)	15,177,950	3,345,068,399
Fidelity Advisor Magellan Fund - Class Z (j)	570,471,657	8,511,437,118
Fidelity Advisor Small Cap Growth Fund - Class Z (j)	44,391,133	1,458,692,634
Fidelity Contrafund (j)	276,612,596	5,974,832,082
Fidelity Extended Market Index Fund (j)	38,733,118	3,481,720,017
Fidelity Growth Company Fund (j)	365,497,268	14,290,943,187
Fidelity SAI Inflation-Focused Fund (j)	14	1,247
Fidelity SAI Small-Mid Cap 500 Index Fund (j)	157,333,936	1,002,217,171
Fidelity SAI U.S. Large Cap Index Fund (j)	151,823,357	3,578,476,529
Fidelity SAI U.S. Low Volatility Index Fund (j)	382,065,574	8,581,192,796
Fidelity SAI U.S. Momentum Index Fund (j)	128,855,968	2,262,710,804
Fidelity SAI U.S. Quality Index Fund (j)	689,330,482	15,117,017,470
Fidelity SAI U.S. Value Index Fund (j)	341,526,538	4,238,344,335
Fidelity Small Cap Index Fund (j)	46,054,809	1,238,413,825
iShares Russell 3000 ETF	49,112	16,600,347
TOTAL DOMESTIC EQUITY FUNDS (Cost $56,755,396,092)		73,097,667,961

Non-Convertible Corporate Bonds - 0.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Glencore Funding LLC 5.338% 4/4/2027 (b)	3,800,000	3,854,296
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.9% 11/15/2026	2,000,000	1,943,783
Rogers Communications Inc 3.2% 3/15/2027	3,000,000	2,912,612
		4,856,395
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canadian Natural Resources Ltd 2.05% 7/15/2025	2,000,000	1,980,136
Canadian Natural Resources Ltd 3.85% 6/1/2027	6,000,000	5,902,024
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	1,427,000	1,426,924
Cenovus Energy Inc 4.25% 4/15/2027	5,500,000	5,447,798
Enbridge Inc 5.25% 4/5/2027	1,675,000	1,696,809
Enbridge Inc 5.3% 4/5/2029	1,400,000	1,424,179
Enbridge Inc 5.9% 11/15/2026	3,288,000	3,356,672
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	921,000	921,760
		22,156,302
Financials - 0.0%
Banks - 0.0%
Bank of Montreal 4.567% 9/10/2027 (c)	4,382,000	4,383,147
Bank of Montreal 5.266% 12/11/2026	5,000,000	5,073,688
Bank of Montreal 5.3% 6/5/2026	1,770,000	1,788,514
Bank of Nova Scotia/The 1.3% 9/15/2026	1,960,000	1,870,363
Bank of Nova Scotia/The 4.404% 9/8/2028 (c)	4,920,000	4,891,701
Bank of Nova Scotia/The 5.35% 12/7/2026	1,945,000	1,974,668
Bank of Nova Scotia/The 5.45% 6/12/2025	2,000,000	2,004,312
Canadian Imperial Bank of Commerce 3.945% 8/4/2025	2,000,000	1,994,721
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	2,000,000	2,044,396
Royal Bank of Canada 5.069% 7/23/2027 (c)	4,600,000	4,634,845
Toronto Dominion Bank 1.2% 6/3/2026	1,000,000	961,407
Toronto Dominion Bank 4.568% 12/17/2026	5,600,000	5,607,766
Toronto Dominion Bank 5.264% 12/11/2026	2,075,000	2,103,876
Toronto Dominion Bank 5.532% 7/17/2026	3,000,000	3,042,967
		42,376,371
TOTAL CANADA		69,389,068
CHILE - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA 4% 10/25/2026	3,600,000	3,548,268
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	2,760,000	2,735,629
NXP BV / NXP Funding LLC 5.35% 3/1/2026	4,000,000	4,014,480

TOTAL CHINA		6,750,109
DENMARK - 0.0%
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 1.549% 9/10/2027 (b)(c)	2,000,000	1,911,153
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	4,600,000	4,566,969
Danske Bank A/S 5.427% 3/1/2028 (b)(c)	3,000,000	3,049,238
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	2,227,000	2,246,137

TOTAL DENMARK		11,773,497
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banque Federative du Credit Mutuel SA 5.088% 1/23/2027 (b)	1,900,000	1,914,358
Banque Federative du Credit Mutuel SA 5.896% 7/13/2026 (b)	2,000,000	2,034,313
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	3,610,000	3,509,056
BNP Paribas SA 1.675% 6/30/2027 (b)(c)	4,300,000	4,137,692
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	1,500,000	1,489,486
BPCE SA 1.652% 10/6/2026 (b)(c)	1,590,000	1,562,116
BPCE SA 5.203% 1/18/2027 (b)	1,500,000	1,517,235
BPCE SA 5.975% 1/18/2027 (b)(c)	3,000,000	3,031,343
BPCE SA 6.612% 10/19/2027 (b)(c)	3,640,000	3,742,333
Credit Agricole SA 1.247% 1/26/2027 (b)(c)	2,000,000	1,940,139
Credit Agricole SA 5.134% 3/11/2027 (b)	3,500,000	3,538,641
Societe Generale SA 5.5% 4/13/2029 (b)(c)	1,262,000	1,277,384

TOTAL FRANCE		29,694,096
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
BMW US Capital LLC U.S. SOFR Averages Index + 0.84%, 5.1881% 4/1/2025 (b)(c)(d)	1,000,000	1,000,445
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	4,500,000	4,518,272
Mercedes-Benz Finance North America LLC 4.8% 1/11/2027 (b)	1,900,000	1,909,393
Mercedes-Benz Finance North America LLC 4.95% 3/30/2025 (b)	2,500,000	2,499,763
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (b)	3,000,000	2,923,650
Volkswagen Group of America Finance LLC 3.2% 9/26/2026 (b)	3,000,000	2,927,575
Volkswagen Group of America Finance LLC 3.95% 6/6/2025 (b)	3,000,000	2,993,607
Volkswagen Group of America Finance LLC 4.625% 11/13/2025 (b)	1,490,000	1,489,209
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	3,550,000	3,595,463
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	3,900,000	3,972,010
		27,829,387
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	4,000,000	3,926,164
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	3,900,000	3,750,210
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	6,000,000	6,091,720
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	720,000	742,285
		14,510,379
Industrials - 0.0%
Machinery - 0.0%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	2,920,000	2,792,691
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	1,660,000	1,673,745
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	2,300,000	2,315,031
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	1,185,000	1,199,365
Daimler Truck Finance North America LLC 5.6% 8/8/2025 (b)	1,460,000	1,464,372
		9,445,204
TOTAL GERMANY		51,784,970
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	3,700,000	3,547,182
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	3,000,000	2,925,001
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	2,000,000	2,046,834
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,998,000	2,062,049
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	1,500,000	1,506,868
		8,540,752
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	3,500,000	3,411,072
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (b)	3,800,000	3,682,831
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	3,094,000	3,085,394
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	571,000	591,738
		10,771,035
TOTAL IRELAND		22,858,969
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 1.625% 7/12/2026 (b)(k)	3,000,000	2,883,328
Enel Finance International NV 5.125% 6/26/2029 (b)	4,400,000	4,439,578

TOTAL ITALY		7,322,906
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.372% 7/27/2027 (b)	2,000,000	1,998,075
NTT Finance Corp 5.104% 7/2/2027 (b)	3,000,000	3,043,277
		5,041,352
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	3,620,000	3,474,675
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (c)	6,000,000	5,934,513
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	2,960,000	2,842,640
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	3,000,000	2,879,880
Mizuho Financial Group Inc 2.226% 5/25/2026 (c)	2,000,000	1,989,413
Mizuho Financial Group Inc 2.839% 9/13/2026	3,000,000	2,931,081
Mizuho Financial Group Inc 3.477% 4/12/2026 (b)	2,000,000	1,978,711
Mizuho Financial Group Inc 5.414% 9/13/2028 (c)	2,000,000	2,040,702
Sumitomo Mitsui Financial Group Inc 5.464% 1/13/2026	3,000,000	3,024,545
Sumitomo Mitsui Financial Group Inc 5.88% 7/13/2026	1,760,000	1,792,933
		28,889,093
TOTAL JAPAN		33,930,445
MEXICO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 6.5% 3/13/2027	2,000,000	1,959,200
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	4,000,000	4,100,475
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(c)	5,800,000	5,677,784
ING Groep NV 1.726% 4/1/2027 (c)	3,724,000	3,613,114
ING Groep NV 6.083% 9/11/2027 (c)	3,000,000	3,063,293

TOTAL NETHERLANDS		16,454,666
NORWAY - 0.0%
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	5,660,000	5,450,098
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 5.365% 7/15/2028 (c)	3,800,000	3,849,090
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 1.305% 2/2/2027 (b)(c)	3,000,000	2,909,685
UBS Group AG 1.364% 1/30/2027 (b)(c)	3,720,000	3,613,032
UBS Group AG 1.494% 8/10/2027 (b)(c)	6,100,000	5,831,998
UBS Group AG 4.125% 4/15/2026 (b)	3,000,000	2,987,758
UBS Group AG 4.703% 8/5/2027 (b)(c)	2,730,000	2,731,336
UBS Group AG U.S. SOFR Index + 1.58%, 5.921% 5/12/2026 (b)(c)(d)	2,000,000	2,004,505

TOTAL SWITZERLAND		20,078,314
UNITED KINGDOM - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
BAT Capital Corp 3.215% 9/6/2026	5,510,000	5,397,752
BAT Capital Corp 3.557% 8/15/2027	4,000,000	3,901,648
BAT Capital Corp 4.7% 4/2/2027	2,000,000	2,002,901
BAT International Finance PLC 1.668% 3/25/2026	2,000,000	1,938,489
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	4,000,000	3,937,169
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	2,000,000	2,062,233
Reynolds American Inc 4.45% 6/12/2025	4,000,000	3,996,815
		23,237,007
Financials - 0.1%
Banks - 0.1%
Barclays PLC 2.279% 11/24/2027 (c)	4,200,000	4,032,128
Barclays PLC 2.852% 5/7/2026 (c)	1,000,000	996,624
Barclays PLC 5.304% 8/9/2026 (c)	1,490,000	1,494,045
Barclays PLC 5.501% 8/9/2028 (c)	2,000,000	2,032,292
Barclays PLC 5.674% 3/12/2028 (c)	3,300,000	3,356,102
Barclays PLC 5.829% 5/9/2027 (c)	2,670,000	2,703,842
Barclays PLC 6.496% 9/13/2027 (c)	2,800,000	2,871,205
Barclays PLC 7.325% 11/2/2026 (c)	3,500,000	3,557,890
HSBC Holdings PLC 1.645% 4/18/2026 (c)	1,000,000	995,906
HSBC Holdings PLC 4.292% 9/12/2026 (c)	1,510,000	1,506,450
HSBC Holdings PLC 4.92% 3/3/2029 (c)	2,916,000	2,922,068
HSBC Holdings PLC 5.597% 5/17/2028 (c)	3,400,000	3,454,040
HSBC Holdings PLC 5.887% 8/14/2027 (c)	4,660,000	4,739,757
HSBC Holdings PLC 7.336% 11/3/2026 (c)	2,000,000	2,035,205
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	5,038,000	4,859,625
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	2,200,000	2,228,547
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,305,000	3,362,569
NatWest Group PLC 1.642% 6/14/2027 (c)	3,000,000	2,888,143
NatWest Group PLC 3.073% 5/22/2028 (c)	3,800,000	3,669,372
NatWest Group PLC 5.847% 3/2/2027 (c)	2,758,000	2,791,604
NatWest Group PLC 7.472% 11/10/2026 (c)	2,000,000	2,037,686
NatWest Markets PLC 5.416% 5/17/2027 (b)	2,400,000	2,444,483
NatWest Markets PLC U.S. SOFR Index + 1.45%, 5.809% 3/22/2025 (b)(c)(d)	2,000,000	2,001,380
		62,980,963
Financial Services - 0.0%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	2,000,000	2,057,814
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 5% 3/26/2027 (b)	1,066,000	1,075,199
TOTAL UNITED KINGDOM		89,350,983
UNITED STATES - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
AT&T Inc 1.7% 3/25/2026	2,000,000	1,940,804
AT&T Inc 2.95% 7/15/2026	3,870,000	3,791,363
Verizon Communications Inc 4.125% 3/16/2027	1,820,000	1,808,304
		7,540,471
Media - 0.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	2,000,000	1,934,800
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	703,000	702,033
Cox Communications Inc 3.35% 9/15/2026 (b)	2,000,000	1,962,435
Warnermedia Holdings Inc 3.638% 3/15/2025	3,000,000	2,998,432
Warnermedia Holdings Inc 3.755% 3/15/2027	5,500,000	5,368,745
		12,966,445
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 1.5% 2/15/2026	3,000,000	2,912,476
T-Mobile USA Inc 2.25% 2/15/2026	2,840,000	2,776,891
T-Mobile USA Inc 2.625% 4/15/2026	3,000,000	2,939,582
T-Mobile USA Inc 3.5% 4/15/2025	2,000,000	1,996,981
		10,625,930
TOTAL COMMUNICATION SERVICES		31,132,846

Consumer Discretionary - 0.1%
Automobiles - 0.1%
General Motors Financial Co Inc 1.25% 1/8/2026	1,610,000	1,562,776
General Motors Financial Co Inc 1.5% 6/10/2026	2,000,000	1,919,199
General Motors Financial Co Inc 4.35% 4/9/2025	3,000,000	2,998,343
General Motors Financial Co Inc 5% 4/9/2027	1,800,000	1,806,694
General Motors Financial Co Inc 5.4% 5/8/2027	3,000,000	3,033,622
Hyundai Capital America 1.5% 6/15/2026 (b)	2,000,000	1,922,987
Hyundai Capital America 2.75% 9/27/2026 (b)	2,000,000	1,942,940
Hyundai Capital America 5.5% 3/30/2026 (b)	2,000,000	2,018,318
Hyundai Capital America 5.65% 6/26/2026 (b)	2,500,000	2,530,181
Hyundai Capital America 5.8% 6/26/2025 (b)	2,000,000	2,005,685
Hyundai Capital America 5.95% 9/21/2026 (b)	4,000,000	4,075,661
		25,816,406
Specialty Retail - 0.0%
AutoZone Inc 3.125% 4/21/2026	1,500,000	1,477,361
AutoZone Inc 3.625% 4/15/2025	3,000,000	2,995,414
Lowe's Cos Inc 4% 4/15/2025	1,500,000	1,498,073
O'Reilly Automotive Inc 5.75% 11/20/2026	2,230,000	2,273,162
Ross Stores Inc 0.875% 4/15/2026	3,500,000	3,362,382
		11,606,392
TOTAL CONSUMER DISCRETIONARY		37,422,798

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dollar Tree Inc 4% 5/15/2025	1,500,000	1,496,273
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (b)	1,960,000	1,863,421
		3,359,694
Food Products - 0.0%
Bunge Ltd Fin Corp 4.1% 1/7/2028	2,243,000	2,216,141
Tobacco - 0.0%
Altria Group Inc 2.625% 9/16/2026	5,000,000	4,861,302
Philip Morris International Inc 4.75% 2/12/2027	2,102,000	2,115,303
		6,976,605
TOTAL CONSUMER STAPLES		12,552,440

Energy - 0.1%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	2,930,000	2,814,170
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Operating LP 5.375% 7/15/2025	1,909,000	1,910,042
DCP Midstream Operating LP 5.625% 7/15/2027	2,809,000	2,864,989
Devon Energy Corp 5.85% 12/15/2025	2,000,000	2,011,074
Diamondback Energy Inc 5.2% 4/18/2027	3,633,000	3,678,652
Energy Transfer LP 2.9% 5/15/2025	2,000,000	1,991,028
Energy Transfer LP 5.625% 5/1/2027 (b)	2,000,000	2,000,349
Energy Transfer LP 6% 2/1/2029 (b)	3,900,000	3,974,117
Energy Transfer LP 6.05% 12/1/2026	3,900,000	3,990,409
Eqt Corp 3.125% 5/15/2026 (b)	4,000,000	3,923,863
MPLX LP 1.75% 3/1/2026	5,000,000	4,858,062
MPLX LP 4.125% 3/1/2027	3,700,000	3,664,473
Northwest Pipeline LLC 4% 4/1/2027	3,000,000	2,959,473
Occidental Petroleum Corp 5% 8/1/2027	2,738,000	2,748,399
ONEOK Inc 4.25% 9/24/2027	383,000	379,305
Phillips 66 3.85% 4/9/2025	2,000,000	1,998,002
Phillips 66 Co 3.55% 10/1/2026	1,850,000	1,822,947
Pioneer Natural Resources Co 1.125% 1/15/2026	1,500,000	1,456,609
Plains All American Pipeline LP / PAA Finance Corp 4.5% 12/15/2026	4,222,000	4,217,963
Western Gas Partners LP 4.65% 7/1/2026	3,000,000	2,997,169
Williams Cos Inc/The 5.4% 3/2/2026	312,000	314,344
		53,761,269
TOTAL ENERGY		56,575,439

Financials - 0.3%
Banks - 0.2%
Bank of America Corp 1.197% 10/24/2026 (c)	3,000,000	2,936,258
Bank of America Corp 1.658% 3/11/2027 (c)	3,600,000	3,495,507
Bank of America Corp 3.559% 4/23/2027 (c)	4,000,000	3,952,012
Bank of America Corp 3.824% 1/20/2028 (c)	4,560,000	4,495,469
Bank of America Corp 3.95% 4/21/2025	3,000,000	2,997,138
Bank of America Corp 4.979% 1/24/2029 (c)	5,500,000	5,548,751
Bank of America Corp 5.08% 1/20/2027 (c)	2,000,000	2,008,381
Bank of America Corp 5.933% 9/15/2027 (c)	3,700,000	3,773,580
Citibank NA 4.929% 8/6/2026	4,500,000	4,532,123
Citibank NA 5.864% 9/29/2025	2,000,000	2,012,768
Citigroup Inc 1.122% 1/28/2027 (c)	5,000,000	4,843,454
Citigroup Inc 1.462% 6/9/2027 (c)	3,000,000	2,881,916
Citigroup Inc 3.106% 4/8/2026 (c)	2,000,000	1,996,545
Citigroup Inc 4.075% 4/23/2029 (c)	4,652,000	4,572,573
Citigroup Inc 5.61% 9/29/2026 (c)	2,000,000	2,011,260
Citizens Bank NA/Providence RI 4.575% 8/9/2028 (c)	3,000,000	2,985,851
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	3,000,000	2,983,031
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	4,350,000	4,537,419
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0539% 4/12/2028 (c)(d)	4,525,000	4,529,946
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	4,100,000	3,911,866
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	2,910,000	2,816,656
JPMorgan Chase & Co 2.182% 6/1/2028 (c)	3,000,000	2,846,145
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	5,000,000	4,986,230
JPMorgan Chase & Co 4.915% 1/24/2029 (c)	4,560,000	4,595,931
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	6,100,000	6,148,256
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	2,200,000	2,217,749
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	2,384,000	2,428,813
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	3,400,000	3,481,386
Morgan Stanley Bank NA 4.754% 4/21/2026	941,000	944,427
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	2,841,000	2,867,667
Morgan Stanley Bank NA 5.479% 7/16/2025	2,000,000	2,005,549
Morgan Stanley Bank NA 5.882% 10/30/2026	2,000,000	2,045,914
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	4,600,000	4,632,763
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	5,595,000	5,671,654
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	5,600,000	5,780,039
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	3,000,000	2,870,944
Santander Holdings USA Inc 3.244% 10/5/2026	4,700,000	4,591,400
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	1,162,000	1,180,155
Truist Financial Corp 1.267% 3/2/2027 (c)	3,000,000	2,902,934
Truist Financial Corp 5.9% 10/28/2026 (c)	3,900,000	3,929,949
Truist Financial Corp 6.047% 6/8/2027 (c)	5,460,000	5,555,158
US Bancorp 3.1% 4/27/2026	1,500,000	1,477,070
US Bancorp 6.787% 10/26/2027 (c)	3,720,000	3,849,100
Wells Fargo & Co 2.393% 6/2/2028 (c)	5,900,000	5,614,951
Wells Fargo & Co 3.196% 6/17/2027 (c)	5,350,000	5,257,745
Wells Fargo & Co 4.9% 1/24/2028 (c)	3,722,000	3,740,773
Wells Fargo & Co 5.707% 4/22/2028 (c)	3,000,000	3,060,936
Wells Fargo Bank NA 5.254% 12/11/2026	2,000,000	2,030,133
		170,536,275
Capital Markets - 0.1%
Athene Global Funding 1.608% 6/29/2026 (b)	2,500,000	2,404,011
Athene Global Funding 4.86% 8/27/2026 (b)	5,300,000	5,313,789
Athene Global Funding 5.516% 3/25/2027 (b)	2,500,000	2,539,755
Athene Global Funding 5.684% 2/23/2026 (b)	2,700,000	2,729,434
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	3,000,000	2,918,526
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	2,910,000	2,818,391
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	2,000,000	1,909,857
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	5,800,000	5,555,883
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	3,000,000	2,994,932
Intercontinental Exchange Inc 3.625% 9/1/2028	3,700,000	3,589,283
Moody's Corp 3.75% 3/24/2025	3,000,000	2,997,345
Morgan Stanley 0.985% 12/10/2026 (c)	3,000,000	2,916,885
Morgan Stanley 1.512% 7/20/2027 (c)	5,860,000	5,617,615
Morgan Stanley 1.593% 5/4/2027 (c)	4,000,000	3,862,104
Morgan Stanley 3.591% 7/22/2028 (c)	3,000,000	2,918,089
Nasdaq Inc 5.65% 6/28/2025	254,000	254,659
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	4,614,000	4,646,898
		55,987,456
Consumer Finance - 0.0%
Ally Financial Inc 5.8% 5/1/2025	2,000,000	2,001,275
Ally Financial Inc 7.1% 11/15/2027	5,120,000	5,400,303
American Express Co 5.098% 2/16/2028 (c)	2,850,000	2,881,956
American Express Co 5.389% 7/28/2027 (c)	1,700,000	1,720,422
American Express Co 6.338% 10/30/2026 (c)	1,694,000	1,713,195
Capital One Financial Corp 1.878% 11/2/2027 (c)	3,700,000	3,528,543
Capital One Financial Corp 4.985% 7/24/2026 (c)	1,500,000	1,501,864
Capital One Financial Corp 7.149% 10/29/2027 (c)	4,400,000	4,564,907
Ford Motor Credit Co LLC 5.8% 3/5/2027	2,200,000	2,215,659
Ford Motor Credit Co LLC 5.85% 5/17/2027	4,000,000	4,031,435
Ford Motor Credit Co LLC 6.95% 3/6/2026	65,000	65,946
Ford Motor Credit Co LLC 6.95% 6/10/2026	2,000,000	2,038,094
		31,663,599
Financial Services - 0.0%
CNH Industrial Capital LLC 1.45% 7/15/2026	5,700,000	5,468,777
CNH Industrial Capital LLC 4.5% 10/8/2027	3,700,000	3,684,311
Corebridge Financial Inc 3.5% 4/4/2025	1,500,000	1,498,344
Corebridge Financial Inc 3.65% 4/5/2027	2,810,000	2,757,338
Corebridge Global Funding 4.9% 1/7/2028 (b)	2,236,000	2,255,123
Corebridge Global Funding 5.75% 7/2/2026 (b)	2,000,000	2,031,792
Jackson Financial Inc 5.17% 6/8/2027	2,000,000	2,020,496
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	3,000,000	2,881,521
Western Union Co/The 1.35% 3/15/2026	3,000,000	2,892,992
		25,490,694
Insurance - 0.0%
Aon North America Inc 5.125% 3/1/2027	3,250,000	3,285,270
Arthur J Gallagher & Co 4.6% 12/15/2027	3,068,000	3,071,893
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	3,900,000	3,789,743
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	1,000,000	959,370
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	4,333,000	4,353,097
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	2,512,000	2,560,006
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.3122% 1/14/2028 (b)(c)(d)	2,500,000	2,518,599
MassMutual Global Funding II 5.1% 4/9/2027 (b)	3,400,000	3,450,293
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	1,400,000	1,383,313
		25,371,584
TOTAL FINANCIALS		309,049,608

Health Care - 0.0%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	342,000	347,670
Amgen Inc 5.25% 3/2/2025	2,000,000	2,000,645
		2,348,315
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp 1.9% 6/1/2025	3,000,000	2,979,182
Health Care Providers & Services - 0.0%
Cigna Group/The 1.25% 3/15/2026	803,000	776,318
Cigna Group/The 3.4% 3/1/2027	3,000,000	2,940,049
CVS Health Corp 2.875% 6/1/2026	3,870,000	3,785,717
CVS Health Corp 5% 2/20/2026	2,000,000	2,004,654
HCA Inc 4.5% 2/15/2027	4,000,000	3,984,607
HCA Inc 5% 3/1/2028	2,388,000	2,407,332
HCA Inc 5.25% 6/15/2026	2,735,000	2,746,147
HCA Inc 5.875% 2/15/2026	2,000,000	2,008,626
Icon Investments Six DAC 5.809% 5/8/2027	3,353,000	3,423,679
		24,077,129
Pharmaceuticals - 0.0%
Bristol-Myers Squibb Co 4.9% 2/22/2027	1,624,000	1,642,403
Haleon UK Capital PLC 3.125% 3/24/2025	1,000,000	998,945
Haleon US Capital LLC 3.375% 3/24/2027	1,870,000	1,829,110
		4,470,458
TOTAL HEALTH CARE		33,875,084

Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co 6.259% 5/1/2027	302,000	310,241
L3Harris Technologies Inc 5.4% 1/15/2027	2,000,000	2,028,290
RTX Corp 5.75% 11/8/2026	721,000	734,958
		3,073,489
Commercial Services & Supplies - 0.0%
Republic Services Inc 3.2% 3/15/2025	1,500,000	1,499,010
Machinery - 0.0%
Ingersoll Rand Inc 5.197% 6/15/2027	4,100,000	4,157,325
Otis Worldwide Corp 2.056% 4/5/2025	3,000,000	2,992,103
		7,149,428
Trading Companies & Distributors - 0.0%
Air Lease Corp 1.875% 8/15/2026	2,000,000	1,924,159
Air Lease Corp 2.875% 1/15/2026	2,158,000	2,124,272
Air Lease Corp 3.375% 7/1/2025	3,000,000	2,987,053
		7,035,484
TOTAL INDUSTRIALS		18,757,411

Information Technology - 0.0%
Communications Equipment - 0.0%
Cisco Systems Inc 4.8% 2/26/2027	3,000,000	3,034,170
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp 5.05% 4/5/2027	589,000	596,189
Dell International LLC / EMC Corp 4.9% 10/1/2026	3,000,000	3,013,419
Dell International LLC / EMC Corp 6.02% 6/15/2026	4,015,000	4,072,977
		7,682,585
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Inc 4.15% 2/15/2028	3,547,000	3,510,717
Broadcom Inc 5.05% 7/12/2027	3,800,000	3,846,259
Micron Technology Inc 5.327% 2/6/2029	2,700,000	2,742,886
Micron Technology Inc 6.75% 11/1/2029	1,800,000	1,933,228
		12,033,090
Software - 0.0%
Oracle Corp 2.65% 7/15/2026	4,000,000	3,900,855
Roper Technologies Inc 1% 9/15/2025	2,000,000	1,961,424
VMware LLC 1.4% 8/15/2026	2,000,000	1,908,513
		7,770,792
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	1,832,000	1,823,701
Hewlett Packard Enterprise Co 4.45% 9/25/2026	2,255,000	2,252,131
		4,075,832
TOTAL INFORMATION TECHNOLOGY		34,596,469

Materials - 0.0%
Chemicals - 0.0%
Celanese US Holdings LLC 1.4% 8/5/2026	2,904,000	2,752,023
Celanese US Holdings LLC 6.05% 3/15/2025	1,500,000	1,500,307
Celanese US Holdings LLC 6.415% 7/15/2027 (c)	5,000,000	5,124,703
Mosaic Co/The 4.05% 11/15/2027	3,700,000	3,646,217
		13,023,250
Real Estate - 0.0%
Specialized REITs - 0.0%
American Tower Corp 1.6% 4/15/2026	3,000,000	2,904,263
American Tower Corp 3.125% 1/15/2027	3,600,000	3,503,191
Crown Castle Inc 4% 3/1/2027	2,000,000	1,977,624
		8,385,078
Utilities - 0.0%
Electric Utilities - 0.0%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,600,000	2,558,560
Duke Energy Corp 2.65% 9/1/2026	1,000,000	973,755
Eversource Energy 4.75% 5/15/2026	1,800,000	1,803,444
Exelon Corp 5.15% 3/15/2029	586,000	595,060
FirstEnergy Corp 3.9% 7/15/2027 (k)	3,800,000	3,724,095
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	576,000	578,159
Georgia Power Co 5.004% 2/23/2027	827,000	836,142
Pacific Gas and Electric Co 2.1% 8/1/2027	3,900,000	3,641,203
Pacific Gas and Electric Co 5.45% 6/15/2027	2,000,000	2,023,860
Southern California Edison Co 3.7% 8/1/2025	1,500,000	1,491,208
Southern Co/The 5.5% 3/15/2029	893,000	920,112
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	1,265,000	1,269,277
		20,414,875
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 3.3% 7/15/2025 (b)	2,000,000	1,984,911
Multi-Utilities - 0.0%
CenterPoint Energy Inc 1.45% 6/1/2026	3,000,000	2,890,677
CenterPoint Energy Inc 5.25% 8/10/2026	2,000,000	2,021,601
Dominion Energy Inc 2.85% 8/15/2026	2,000,000	1,953,850
DTE Energy Co 4.95% 7/1/2027	1,227,000	1,236,749
NiSource Inc 0.95% 8/15/2025	3,000,000	2,950,307
Puget Energy Inc 3.65% 5/15/2025	2,000,000	1,993,926
		13,047,110
TOTAL UTILITIES		35,446,896

TOTAL UNITED STATES		590,817,319
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $960,325,707)		968,866,294

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd (Cost $138,609,183)	3,335,960	102,605,515

U.S. Treasury Obligations - 0.4%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/6/2025 (n)	4.40	140,000	139,951
US Treasury Bills 0% 4/10/2025 (n)	4.25	30,000	29,866
US Treasury Bills 0% 4/17/2025 (n)	4.25	30,000	29,841
US Treasury Bills 0% 4/24/2025 (n)	4.26	240,000	238,535
US Treasury Bills 0% 5/1/2025 (n)	4.23	1,180,000	1,171,788
US Treasury Bills 0% 5/22/2025 (n)	4.23 to 4.25	320,000	317,015
US Treasury Bills 0% 5/29/2025 (n)	4.24 to 4.25	490,000	485,024
US Treasury Bills 0% 5/8/2025 (n)	4.26 to 4.28	290,000	287,756
US Treasury Notes 3.625% 5/31/2028	3.57 to 4.27	61,907,700	61,235,421
US Treasury Notes 4.125% 10/31/2027	3.48 to 4.85	39,744,500	39,893,542
US Treasury Notes 4.125% 6/15/2026	4.53 to 4.74	99,124,800	99,209,986
US Treasury Notes 4.25% 3/15/2027 (r)	3.57 to 4.69	182,069,800	182,973,037
US Treasury Notes 4.5% 7/15/2026	4.11 to 4.92	180,442,500	181,513,877
TOTAL U.S. TREASURY OBLIGATIONS (Cost $564,900,049)			567,525,639

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o)	4.35	1,387,900,478	1,388,178,058
Fidelity Securities Lending Cash Central Fund (o)(p)	4.35	1,317,655,284	1,317,787,050
TOTAL MONEY MARKET FUNDS (Cost $2,705,961,345)			2,705,965,108

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $115,715,401,470)	150,571,532,368
NET OTHER ASSETS (LIABILITIES) - (0.8)% (l)	(1,242,748,192)
NET ASSETS - 100.0%	149,328,784,176

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	35	Mar 2025	3,789,275	(175,921)	(175,921)
CME E-mini S&P 500 Index Contracts (United States)	3,794	Mar 2025	1,131,228,525	(32,013,273)	(32,013,273)
CME E-mini S&P MidCap 400 Index Contracts (United States)	15	Mar 2025	4,649,550	(102,465)	(102,465)

TOTAL EQUITY CONTRACTS					(32,291,659)

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	698	Jun 2025	144,464,188	347,104	347,104

TOTAL FUTURES CONTRACTS					(31,944,555)
The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Booking Holdings Inc	Chicago Board Options Exchange	29	14,546,429	5,500.00	06/20/25	379,030
Walmart Inc	Chicago Board Options Exchange	738	7,277,418	100.00	03/07/25	46,125
Eli Lilly & Co	Chicago Board Options Exchange	189	17,399,907	1,000.00	05/16/25	576,450
GE Aerospace	Chicago Board Options Exchange	2,128	44,045,344	230.00	05/16/25	782,040
GE Aerospace	Chicago Board Options Exchange	2,163	44,769,774	230.00	06/20/25	1,205,873
GE Aerospace	Chicago Board Options Exchange	2,165	44,811,170	195.00	03/21/25	2,976,875
Lowe's Cos Inc	Chicago Board Options Exchange	366	9,100,224	280.00	03/21/25	5,307
Wells Fargo & Co	Chicago Board Options Exchange	6,544	51,252,608	85.00	04/17/25	726,384
Wells Fargo & Co	Chicago Board Options Exchange	6,557	51,354,424	82.00	04/17/25	1,176,982

						7,875,066
TOTAL WRITTEN OPTIONS						(7,875,066)

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 108 basis points	Monthly	Goldman Sachs International	Nov 2025	3,835	50,511,593	(470,265)	0	(470,265)
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 107 basis points	Monthly	BNP Paribas SA	Dec 2025	22,622	297,959,128	(2,770,908)	0	(2,770,908)
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 72 basis points	Monthly	Morgan Stanley Capital Services LLC	May 2025	24,693	325,236,706	(2,946,658)	0	(2,946,658)
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 103 basis points	Monthly	Goldman Sachs International	Nov 2025	19,383	259,091,766	(6,021,319)	0	(6,021,319)
TOTAL RETURN SWAPS									(12,209,150)	0	(12,209,150)
Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $517,163,285 or 0.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing
(f)	Security or a portion of the security is on loan at period end.
(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $59,946,961 or 0.0% of net assets.

(h)	Level 3 security
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Affiliated Fund
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Includes $5,588,488 of cash collateral to cover margin requirements for futures contracts.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $54,967,209.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.
(q)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $281,298,185.
(r)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $59,325,096.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	988,367,069	7,739,974,971	7,340,158,605	44,441,421	(5,377)	-	1,388,178,058	1,387,900,478	2.8%
Fidelity Securities Lending Cash Central Fund	792,033,763	3,994,832,693	3,469,079,406	1,515,876	-	-	1,317,787,050	1,317,655,284	5.3%
Total	1,780,400,832	11,734,807,664	10,809,238,011	45,957,297	(5,377)	-	2,705,965,108	2,705,555,762

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth Fund	2,834,601,385	435,962,978	125,000,000	189,857,099	8,045,236	(897,783,896)	-	-
Fidelity Blue Chip Growth Fund Class Z	-	-	-	-	-	1,089,242,696	3,345,068,399	15,177,950
Fidelity Contrafund	5,667,816,012	277,188,391	602,290,325	277,188,391	110,066,789	522,051,215	5,974,832,082	276,612,596
Fidelity Extended Market Index Fund	2,978,386,225	899,665,325	695,862,025	16,961,435	24,404,019	275,126,473	3,481,720,017	38,733,118
Fidelity Growth Company Fund	12,525,496,474	1,547,611,299	125,000,000	1,203,658,940	818,972	342,016,442	14,290,943,187	365,497,268
Fidelity Magellan Fund	7,343,976,910	746,152,605	125,000,000	266,837,517	(8,443,554)	(1,093,069,130)	-	-
Fidelity Magellan Fund Class Z	-	-	-	-	-	1,647,820,287	8,511,437,118	570,471,657
Fidelity SAI Inflation-Focused Fund	1,222	55	-	55	-	(30)	1,247	14
Fidelity SAI Small-Mid Cap 500 Index Fund	1,245,839,035	88,132,124	337,213,715	88,132,123	36,593,853	(31,134,126)	1,002,217,171	157,333,936
Fidelity SAI U.S. Large Cap Index Fund	2,695,197,081	5,037,813,401	4,303,701,919	203,199,555	160,964,426	(11,796,460)	3,578,476,529	151,823,357
Fidelity SAI U.S. Low Volatility Index Fund	6,937,888,747	2,525,520,228	1,818,421,128	180,583,820	69,229,617	866,975,332	8,581,192,796	382,065,574
Fidelity SAI U.S. Momentum Index Fund	15,688,110	2,226,453,605	-	32,953,304	-	20,569,089	2,262,710,804	128,855,968
Fidelity SAI U.S. Quality Index Fund	11,897,911,703	3,207,358,436	160,935,098	1,605,222,446	10,334,222	162,348,207	15,117,017,470	689,330,482
Fidelity SAI U.S. Value Index Fund	2,673,481,415	1,377,398,531	-	209,633,685	-	187,464,389	4,238,344,335	341,526,538
Fidelity Small Cap Growth Fund Class Z	1,180,230,254	242,795,395	-	21,557,220	-	35,666,985	1,458,692,634	44,391,133
Fidelity Small Cap Index Fund	1,474,548,882	13,874,802	337,213,715	13,874,802	51,592,049	35,611,807	1,238,413,825	46,054,809
	59,471,063,455	18,625,927,175	8,630,637,925	4,309,660,392	463,605,629	3,151,109,280	73,081,067,614	3,207,874,400

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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